United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1. Reports to Shareholders

The Campbell
Multi-Strategy Trust

Semi-Annual Report
(Unaudited)

June 30, 2014

The Campbell Multi-Strategy Trust

Dear Shareholder,

The Campbell Multi-Strategy Trust (the “Trust”) has returned -5.91% in the first half of 2014, lagging industry benchmarks such as the Barclay BTOP50 Index and the Newedge CTA Index in this recent period. It is continuing to outperform by a large margin on a 3-year and 5-year basis, as seen in Exhibit A below. While we typically focus on the longer-term, a look at short-term performance shows a give back driven by some of the factors which have contributed to the portfolio’s outperformance historically.

As you may know, the Trust consists of three main strategy groups: trend following, non-trend following, and statistical arbitrage. Both trend and non-trend strategies had a difficult start to 2014; however, non-trend strategies, a key driver of outperformance in 2013, had a more challenging year. With many markets experiencing several changes in direction, the faster non-trend strategies, in particular, have struggled, reacting quickly to market moves only to be whipsawed on the rebound. While trend strategies and non-trend strategies both experienced challenges in the recent market environment, the statistical arbitrage strategy was able to provide some offsetting gains. This market-neutral strategy can be long or short approximately 3,500 equities in North America, Europe, and Japan, exhibits a very low correlation to the other strategy groups, and has been able to find opportunities in the current environment.

Past performance is not indicative of future results.

The Trust also trades four major sectors: equity indices, commodities, foreign exchange, and interest rates. So far in 2014, commodities, foreign exchange, and equity indices have contributed negatively to returns while trading in interest rates has been profitable. In commodities, metals and energies drove losses while agricultural products were only slightly down. In foreign exchange, the portfolio was generally short the US Dollar from mid-February through the end of June, with the biggest losses coming from the Japanese Yen, Euro, and Swiss Franc. In equity indices, gains in North America were more than offset by losses in Asia and Europe. Interest rates provided some positive returns to the portfolio as long positions in long-dated interest rate products benefited from the global rise in prices.

Perhaps one reason the environment has been challenging, particularly for short-term strategies, is the continued lack of market volatility. Exhibit B, above, shows the range of annualized implied volatility across all four sectors over the 5 years ending June 30, 2014, with the current level in blue. In all four sectors, you’ll notice implied volatility is either at a 5-year low (in the case of FX and equity indices) or very close to it (in the case of interest rates and commodities). This type of market behavior could create difficulty for managers who utilize trend following strategies, as those strategies are typically considered to be ‘long volatility’, profiting when markets exhibit volatility on the higher end of the normal range. To navigate the current environment, the Trust attempts to mitigate the impact of market volatility by ensuring diversity of risk composition during the portfolio construction process. In order to achieve the intended diversity, the risk management system monitors and constrains exposure to key risk dimensions, such

Past performance is not indicative of future results.

as volatility. The Trust also has maintained a meaningful allocation to non-trend and statistical arbitrage strategies throughout the portfolio’s history, which tends to effect a more balanced return profile. Though short-term performance may suffer, we believe that a balanced approach gives the Trust the highest probability of success over the long-term, regardless of the environment.

Allocation shift in Multi-Strategy Program

Before signing off, I wanted to mention an important change to the composition of the Campbell Multi-Strategy Trust, which provides access to all of our strategies – trend following, non-trend following and statistical arbitrage. In the past, the program provided an 80% allocation to trend following strategies, 20% to non-trend, and an additional 20% statistical arbitrage overlay. Beginning in July, however, the allocations will change.

As of July 1, the strategy allocation within the Trust has been revised to 40% trend following, 40% non-trend following and 20% statistical arbitrage. We also plan to add additional cash equity strategies in the coming months. The allocation shift was made to reflect the investment objective of the Trust which is to generate the best possible risk-adjusted returns by employing all systematic investment strategies available to Campbell in both managed futures and cash equities.

If you have any questions or would like additional information on the Trust please let us know. I hope 2014 is off to a good start for you, and we certainly look forward to the rest of the year.

Best regards,

William Andrews
Chief Executive Officer

Past performance is not indicative of future results.

Important Disclosures: The views expressed in this material are those of Campbell and are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, or investment advice. Investors are cautioned to consider the investment objectives, risks, and charges of funds before investing. The prospectus or offering memorandum contains this and other information about funds. The prospectus or offering memorandum is available from your financial advisor and should be read carefully before investing. Futures and forward trading is speculative, involves substantial risk and is not suitable for all investors. While adding managed futures to a diversified portfolio has the potential to decrease volatility and enhance returns and to profit in rising or falling markets, there is no guarantee that managed futures products will achieve these goals or that managed futures will outperform any other asset class during any particular time. Past performance is not indicative of future results. The market charts in this Review were compiled by Campbell & Company. All performance is net of fees unless otherwise noted.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment.

The Barclay BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.

The Chicago Board Options Exchange Volatility Index (VIX) shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options.

The CBOE Crude Oil ETF Volatility Index (“Oil VIX”, Ticker – OVX) measures the market's expectation of 30-day volatility of crude oil prices by applying the VIX® methodology to United States Oil Fund, LP (Ticker – USO) options spanning a wide range of strike prices.

The JPMorgan Volatility Index (JPMG7) tracks aggregate volatility in currency through a simple, turnover-weighted index of G-7 at the money forward options.

The CBOE/CBOT 10 Year US Treasury Note Volatility Index (VXTYN) tracks the constant 30-day expected volatility of 10-year T-Note futures prices.

Investors cannot invest in these indices; performance of any of these indices (which, by definition, are averages of many individual investments) may not be representative of any specific investment within that index's asset class.

Past performance is not indicative of future results.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks
Argentina
Energy
YPF SA – Adr	12,804	$418,435	0.31%
Bermuda
Consumer Staples
Bunge Ltd.	4,530	342,649	0.25%
Financials
Axis Capital Holdings Ltd.	2,534	112,206	0.08%
Information Technology
Marvell Technology Group Ltd.	56,476	809,301	0.59%
Total Bermuda		1,264,156	0.92%
Canada
Energy
Encana Corp.	4,385	103,968	0.08%
Industrials
Canadian Pacific Railway Ltd.	1,626	294,533	0.22%
Materials
Agnico Eagle Mines Ltd.	4,805	184,032	0.13%
Total Canada		582,533	0.43%
Cayman Islands
Consumer Discretionary
New Oriental Education & Technology Group – Adr*	1,045	27,765	0.02%
Guernsey
Information Technology
Amdocs Ltd.	15,185	703,521	0.51%
Japan
Consumer Discretionary
ABC-Mart Inc.	1,200	64,221	0.05%
AOKI Holdings Inc.	1,800	25,469	0.02%
Aoyama Trading Co., Ltd.	2,000	54,742	0.04%
Arbeit-Times, Co., Ltd.	200	486	0.00%
Arcland Sakamoto Co., Ltd.	700	14,874	0.01%
Belluna Co., Ltd.	2,100	10,596	0.01%
Benesse Holdings Corp.	900	39,057	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Bridgestone Corp.	12,300	$430,547	0.32%
Calsonic Kansei Corp.	25,000	166,626	0.12%
Casio Computer Co., Ltd.	8,800	127,731	0.09%
Chiyoda Co., Ltd.	600	13,443	0.01%
CyberAgent Inc.	2,000	80,968	0.06%
DA Consortium Inc.	11,400	49,866	0.04%
Daidoh Ltd.	200	1,128	0.00%
Daiichikosho Co., Ltd.	3,200	91,884	0.07%
Denso Corp.	400	19,097	0.01%
Dentsu Inc.	6,100	248,457	0.18%
Don Quijote Co., Ltd.	500	27,894	0.02%
Doutor Nichires Holdings Co., Ltd.	4,700	83,256	0.06%
Eagle Industry Co., Ltd.	3,000	53,557	0.04%
F T Communications Co., Ltd.	300	8,433	0.01%
Fujitsu General Ltd.	4,000	44,118	0.03%
Futaba Industrial Co., Ltd.	1,300	5,943	0.00%
Geo Holdings Corp.	3,000	26,127	0.02%
G-Tekt Corp.	1,400	18,316	0.01%
Gulliver International Co., Ltd.	16,900	138,838	0.10%
HI-LEX Corp.	100	2,763	0.00%
HIS Co., Ltd.	2,900	93,636	0.07%
Isetan Mitsukoshi Holdings Ltd.	800	10,427	0.01%
Japan Vilene Co., Ltd.	5,000	28,191	0.02%
Keihin Corp.	300	4,769	0.00%
Kohnan Shoji Co.	800	8,097	0.01%
Koito Manufacturing Co., Ltd.	7,700	197,299	0.14%
Komeri Co., Ltd.	12,500	326,709	0.25%
Mazda Motor Corp.	4,000	18,761	0.01%
Mitsuba Corp.	100	1,590	0.00%
Next Co., Ltd.	8,800	73,858	0.05%
NGK Spark Plug Co., Ltd.	6,000	169,321	0.12%
Nihon Eslead Corp.	400	4,048	0.00%
Nippon Columbia Co., Ltd.	100	607	0.00%
Nippon Piston Ring Co., Ltd.	2,000	3,752	0.00%
Nissan Motor Co., Ltd.	1,100	10,438	0.01%
Nitori Holdings Co., Ltd.	600	32,822	0.02%
NOK Corp.	4,400	88,413	0.06%
Pacific Industrial Co., Ltd.	600	4,894	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Panasonic Corp.	22,700	$276,591	0.20%
Plenus Co., Ltd.	2,200	50,680	0.04%
Press Kogyo Co., Ltd.	14,000	53,636	0.04%
Rinnai Corp.	200	19,314	0.01%
Round One Corp.	27,900	177,689	0.13%
Ryohin Keikaku Co., Ltd.	1,100	124,907	0.09%
Sanyo Shokai Ltd.	50,000	113,552	0.08%
Seiko Holdings Corp.	9,000	36,524	0.03%
Seiren Co., Ltd.	4,800	41,519	0.03%
Sekisui Chemical Co., Ltd.	2,000	23,165	0.02%
Sekisui House Ltd.	2,900	39,774	0.03%
Senshukai Co., Ltd.	100	865	0.00%
Shimano Inc.	1,300	144,280	0.11%
Stanley Electric Co., Ltd.	200	5,216	0.00%
Suminoe Textile Co., Ltd.	5,000	15,009	0.01%
Sumitomo Rubber Industries Ltd.	12,000	173,231	0.13%
Takashimaya Co., Ltd.	9,000	87,356	0.06%
Take And Give Needs Co., Ltd.	6,000	81,817	0.06%
Toa Corp. Hyogo	5,000	61,219	0.04%
Toei Co., Ltd.	11,000	59,630	0.04%
Topre Corp.	1,600	21,739	0.02%
Toyo Tire & Rubber Co., Ltd.	6,900	117,390	0.09%
VT Holdings Co., Ltd.	5,300	30,301	0.02%
Xebio Co., Ltd.	700	13,734	0.01%
Yamada Denki Co., Ltd.	68,000	242,390	0.18%
Yamaha Corp.	15,300	241,869	0.18%
Yamaha Motor Co., Ltd.	2,200	37,863	0.03%
Yorozu Corp.	100	1,985	0.00%
Yoshinoya Holdings Co., Ltd.	200	2,818	0.00%
Total Consumer Discretionary		5,222,132	3.80%
Consumer Staples
Coca-Cola East Japan Co., Ltd.	1,000	25,436	0.02%
Coca-Cola West Co., Ltd.	100	1,726	0.00%
Dr Ci:Labo Co., Ltd.	400	15,107	0.01%
House Foods Group Corp.	4,100	76,879	0.06%
Itoham Foods Inc.	19,000	84,048	0.06%
Morinaga & Co., Ltd.	12,000	26,068	0.02%
Morinaga Milk Industry Co., Ltd.	23,000	82,893	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Nichirei Corp.	28,000	$134,367	0.10%
Nippon Beet Sugar Manufacturing Co., Ltd.	2,000	3,752	0.00%
Nippon Flour Mills Co., Ltd.	23,000	122,409	0.09%
Nippon Meat Packers Inc.	1,000	19,541	0.01%
Nissin Foods Holdings Co., Ltd.	1,800	92,599	0.07%
Sakata Seed Corp.	1,100	15,174	0.01%
San-A Co., Ltd.	1,300	39,408	0.03%
Sapporo Holdings Ltd.	3,000	12,086	0.01%
Sugi Holdings Co., Ltd.	3,100	141,416	0.10%
Sundrug Co., Ltd.	1,300	57,892	0.04%
UNY Group Holdings Co., Ltd.	1,100	6,897	0.01%
Total Consumer Staples		957,698	0.70%
Energy
Inpex Corp.	1,200	18,247	0.01%
Japan Petroleum Exploration Co.	4,700	196,075	0.15%
Kyoei Tanker Co.	1,000	2,054	0.00%
Total Energy		216,376	0.16%
Financials
Acom Co., Ltd.*	100	476	0.00%
Airport Facilities Co., Ltd.	1,500	10,501	0.01%
Aizawa Securities Co., Ltd.	10,200	57,307	0.04%
Awa Bank Ltd.	6,000	34,125	0.02%
Bank of Iwate Ltd.	500	24,611	0.02%
Bank of Yokohama Ltd.	75,000	431,746	0.32%
Daishi Bank Ltd.	10,000	37,522	0.03%
Heiwa Real Estate Co., Ltd.	6,200	99,726	0.07%
Hokkoku Bank Ltd.	3,000	10,309	0.01%
Hyakugo Bank Ltd.	1,000	4,167	0.00%
Ichiyoshi Securities Co., Ltd.	100	1,411	0.00%
Jaccs Co., Ltd.	13,000	67,006	0.05%
Japan Securities Finance Co., Ltd.	19,300	120,059	0.09%
Kagoshima Bank Ltd.	1,000	6,754	0.00%
Matsui Securities Co., Ltd.	200	2,030	0.00%
Mitsubishi UFJ Financial Group Inc.	69,300	424,935	0.31%
Mitsui Fudosan Co., Ltd.	1,000	33,730	0.02%
Nisshin Fudosan Co.	300	1,194	0.00%
Okasan Securities Group Inc.	5,000	41,521	0.03%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
ORIX Corp.	4,800	$79,577	0.06%
Resona Holdings Inc.	35,500	206,813	0.15%
Shinsei Bank Ltd.	69,000	155,339	0.11%
Sony Financial Holdings Inc.	7,800	133,087	0.10%
Sumitomo Mitsui Financial Group Inc.	5,500	230,481	0.17%
Sumitomo Real Estate Sales Co., Ltd.	2,400	76,663	0.06%
Sumitomo Realty & Development Co., Ltd.	10,000	429,227	0.31%
Suruga Bank Ltd.	2,000	38,825	0.03%
TOC Co., Ltd.	3,600	26,305	0.02%
Tokyo Tatemono Co., Ltd.	13,000	120,276	0.09%
Tosei Corp.	600	4,390	0.00%
Toyo Securities Co., Ltd.	4,000	12,323	0.01%
Tsukuba Bank Ltd.	3,900	14,017	0.01%
Total Financials		2,936,453	2.14%
Health Care
Astellas Pharma Inc.	9,500	124,853	0.09%
BML Inc.	1,600	61,930	0.05%
Dainippon Sumitomo Pharma Co., Ltd.	4,100	47,164	0.03%
Fuji Pharma Co., Ltd.	600	11,339	0.01%
Hogy Medical Co., Ltd.	500	27,104	0.02%
Medipal Holdings Corp.	1,200	17,015	0.01%
Message Co., Ltd.	200	7,623	0.01%
Mitsubishi Tanabe Pharma Corp.	4,600	68,903	0.05%
Nihon Kohden Corp.	2,400	120,385	0.09%
Nikkiso Co., Ltd.	9,800	116,410	0.08%
Olympus Corp.*	1,600	55,137	0.04%
Rohto Pharmaceutical Co., Ltd.	14,800	230,166	0.17%
R-Tech Ueno Ltd.	600	8,176	0.01%
Sawai Pharmaceutical Co., Ltd.	3,200	188,635	0.14%
Takeda Pharmaceutical Co., Ltd.	100	4,640	0.00%
Torii Pharmaceutical Co., Ltd.	200	6,231	0.00%
Total Health Care		1,095,711	0.80%
Industrials
Aica Kogyo Co., Ltd.	4,400	94,017	0.07%
Asahi Diamond Industrial Co., Ltd.	1,900	30,149	0.02%
Daiho Corp.	19,000	70,353	0.05%
Daikin Industries Ltd.	3,700	233,527	0.17%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Denyo Co., Ltd.	400	$6,221	0.00%
Enshu Ltd.*	1,000	1,254	0.00%
FANUC Corp.	2,300	396,752	0.29%
Fudo Tetra Corp.	103,500	200,306	0.15%
Fuji Electric Co., Ltd.	6,000	28,437	0.02%
Fukuyama Transporting Co., Ltd.	23,000	132,402	0.10%
GS Yuasa Corp.	3,000	19,106	0.01%
Hitachi Transport System Ltd.	5,500	85,806	0.06%
Inabata & Co., Ltd.	10,900	102,462	0.07%
Iwasaki Electric Co., Ltd.	22,000	52,135	0.04%
Japan Airport Terminal Co., Ltd.	2,000	59,343	0.04%
JTEKT Corp.	1,500	25,283	0.02%
Kajima Corp.	7,000	30,965	0.02%
Kamigumi Co., Ltd.	32,000	294,485	0.21%
Kandenko Co., Ltd.	5,000	29,079	0.02%
Kawasaki Heavy Industries Ltd.	2,000	7,623	0.01%
Keihin Co., Ltd.	1,000	1,511	0.00%
Kintetsu World Express Inc.	900	38,213	0.03%
Kumagai Gumi Co.*	17,000	43,476	0.03%
Kuroda Electric Co., Ltd.	3,700	57,066	0.04%
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,900	28,010	0.02%
Mabuchi Motor Co., Ltd.	400	30,333	0.02%
Maeda Corp.	1,000	7,909	0.01%
Maezawa Industries Inc.	400	1,185	0.00%
Makita Corp.	200	12,362	0.01%
Meidensha Corp.	4,000	16,707	0.01%
Meitec Corp.	500	15,601	0.01%
Minebea Co., Ltd.	7,000	78,657	0.06%
Mitsubishi Electric Corp.	10,000	123,426	0.09%
Mitsubishi Heavy Industries Ltd.	1,000	6,240	0.00%
Mitsui & Co., Ltd.	12,300	197,237	0.14%
Mitsui Matsushima Co., Ltd.	14,000	18,939	0.01%
Nagase & Co., Ltd.	1,100	14,229	0.01%
Nichias Corp.	3,000	20,706	0.02%
Nidec Corp.	500	30,689	0.02%
Nippo Corp.	2,000	33,651	0.02%
Nippon Express Co., Ltd.	79,000	383,007	0.28%
Nippon Konpo Unyu Soko Co., Ltd.	8,200	142,017	0.10%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Nippon Steel & Sumikin Bussan Corp.	3,000	$11,612	0.01%
Nishi-Nippon Railroad Co., Ltd.	4,000	16,154	0.01%
Nishio Rent All Co., Ltd.	800	34,006	0.02%
Nissei ASB Machine Co., Ltd.	500	8,862	0.01%
NS United Kaiun Kaisha Ltd.	2,000	5,036	0.00%
NSK Ltd.	33,000	429,139	0.31%
NTN Corp.	63,000	274,954	0.20%
Obayashi Corp.	49,000	349,810	0.25%
Obayashi Road Corp.	10,000	51,444	0.04%
Oiles Corp.	400	8,827	0.01%
Okabe Co., Ltd.	15,100	185,032	0.13%
OKUMA Corp.	44,000	423,166	0.31%
Outsourcing	13,000	187,025	0.14%
Park24 Co., Ltd.	2,700	49,108	0.04%
Sanwa Holdings Corp.	2,000	14,061	0.01%
Secom Co., Ltd.	6,200	378,948	0.28%
Seino Holdings Co., Ltd.	5,000	56,776	0.04%
Senko Co., Ltd.	12,000	62,799	0.05%
Shinmaywa Industries Ltd.	23,000	203,031	0.15%
Sinfonia Technology Co., Ltd.	7,000	11,128	0.01%
Sintokogio Ltd.	1,100	7,864	0.01%
SMC Corp.	1,600	428,300	0.31%
Sohgo Security Services Co., Ltd.	5,600	134,367	0.10%
Sojitz Corp.	5,400	9,544	0.01%
Taisei Corp.	22,000	121,866	0.09%
Takuma Co., Ltd.	4,000	26,028	0.02%
Teikoku Electric Manufacturing Co., Ltd.	1,900	52,324	0.04%
THK Co., Ltd.	14,500	341,901	0.25%
Toa Corp.	23,000	40,197	0.03%
TOA ROAD Corp.	5,000	20,439	0.01%
Tokyo Keiki Inc.	8,000	20,380	0.01%
Toyo Engineering Corp.	32,000	139,659	0.10%
Toyo Machinery & Metal Co., Ltd.	5,000	26,018	0.02%
Tsubakimoto Chain Co.	17,000	140,163	0.10%
Ushio Inc.	7,300	94,066	0.07%
YAMABIKO Corp.	3,500	136,855	0.10%
Yamato Holdings Co., Ltd.	20,900	433,169	0.33%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Yuasa Trading Co., Ltd.	8,000	$17,378	0.01%
Total Industrials		8,152,312	5.93%
Information Technology
Advantest Corp.	24,000	296,697	0.22%
Citizen Holdings Co., Ltd.	27,600	216,658	0.16%
Daishinku Corp.	2,000	7,899	0.01%
Digital Garage Inc.	9,700	159,184	0.12%
Disco Corp.	100	6,714	0.00%
Eizo Corp.	600	15,943	0.01%
Fuji Electronics Co., Ltd.	200	2,561	0.00%
FUJIFILM Holdings Corp.	500	13,947	0.01%
Fujitsu Frontech Ltd.	600	7,287	0.01%
Fujitsu Ltd.	46,000	344,745	0.25%
GMO internet Inc.	10,400	117,581	0.09%
Gurunavi Inc.	700	11,875	0.01%
Hamamatsu Photonics K.K.	4,000	196,297	0.14%
Hitachi High-Technologies Corp.	100	2,380	0.00%
Hoya Corp.	8,100	269,214	0.20%
Infocom Corp.	1,700	15,645	0.01%
Iriso Electronics Co., Ltd.	100	5,865	0.00%
IT Holdings Corp.	400	6,872	0.01%
Japan Aviation Electronics Industry Ltd.	6,000	129,094	0.09%
Japan Radio Co., Ltd.	30,000	130,042	0.09%
Kakaku.com Inc.	5,300	92,891	0.07%
Kanematsu Electronics Ltd.	600	8,478	0.01%
Koa Corp.	200	2,020	0.00%
Konami Corp.	4,900	108,330	0.08%
NET One Systems Co., Ltd.	400	2,777	0.00%
Nihon Unisys Ltd.	10,500	90,304	0.07%
Nippon Chemi-Con Corp.*	26,000	75,478	0.05%
Nippon Electric Glass Co., Ltd.	6,000	34,954	0.03%
Nomura Research Institute Ltd.	13,700	431,528	0.32%
Noritsu Koki Co., Ltd.	4,700	32,300	0.02%
NSD Co., Ltd.	100	1,316	0.00%
Optex Co., Ltd.	800	15,806	0.01%
Oracle Corp.	1,700	74,362	0.05%
Ricoh Co., Ltd.	5,900	70,316	0.05%
Riso Kagaku Corp.	200	5,674	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Rohm Co., Ltd.	2,000	$114,737	0.08%
Roland DG Corp.	4,200	150,748	0.11%
Ryoyo Electro Corp.	5,100	60,228	0.04%
Sanken Electric Co., Ltd.	16,000	132,392	0.10%
Seiko Epson Corp.	5,300	225,554	0.16%
Shimadzu Corp.	9,000	82,557	0.06%
Shinkawa Ltd.*	4,400	21,289	0.02%
Taiyo Yuden Co., Ltd.	2,800	30,993	0.02%
Tecmo Koei Holdings Co., Ltd.	900	12,015	0.01%
Tokyo Seimitsu Co., Ltd.	300	5,394	0.00%
Topcon Corp.	500	11,553	0.01%
Ulvac Inc.*	600	12,779	0.01%
Wellnet Corp.	1,100	18,899	0.01%
Yaskawa Electric Corp.	11,000	133,271	0.10%
Zappallas Inc.	200	1,216	0.00%
Total Information Technology		4,016,659	2.92%
Materials
Dai Nippon Toryo Co., Ltd.	4,000	6,359	0.00%
Daicel Corp.	10,000	95,581	0.07%
DC Co., Ltd.	100	512	0.00%
DIC Corp.	46,000	122,636	0.09%
Dowa Holdings Co., Ltd.	9,000	84,957	0.06%
Fuji Seal International Inc.	6,800	211,503	0.15%
Hodogaya Chemical Co., Ltd.	8,000	15,009	0.01%
Hokuetsu Kishu Paper Co., Ltd.	29,100	130,163	0.09%
JSP Corp.	200	3,592	0.00%
JSR Corp.	8,600	147,586	0.11%
Kaneka Corp.	14,000	87,643	0.06%
Kobe Steel Ltd.	112,000	168,097	0.12%
Kumiai Chemical Industry Co.	5,000	32,140	0.02%
Kureha Corp.	1,000	5,460	0.00%
Kyoei Steel Ltd.	1,700	30,853	0.02%
Nihon Nohyaku Co., Ltd.	5,900	71,598	0.05%
Nippon Denko Co., Ltd.	5,000	15,799	0.01%
Nippon Paper Industries Co., Ltd.	21,800	410,278	0.31%
Nippon Soda Co., Ltd.	4,000	21,328	0.02%
Nippon Synthetic Chemical Industry Co., Ltd.	2,000	15,957	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Nissan Chemical Industries Ltd.	6,700	$104,196	0.08%
Nitto Denko Corp.	2,100	98,432	0.07%
NOF Corp.	42,000	300,252	0.23%
Oji Holdings Corp.	12,000	49,410	0.04%
Pacific Metals Co., Ltd.	9,000	43,811	0.03%
Sumitomo Bakelite Co., Ltd.	7,000	27,786	0.02%
Sumitomo Chemical Co., Ltd.	23,000	86,981	0.06%
Sumitomo Metal Mining Co., Ltd.	11,000	178,672	0.13%
Sumitomo Osaka Cement Co., Ltd.	47,000	178,672	0.13%
T&K Toka	400	8,575	0.01%
Taiheiyo Cement Corp.	65,000	261,861	0.19%
Tosoh Corp.	44,000	213,320	0.16%
Toyo Kohan Co., Ltd.	2,000	11,730	0.01%
Total Materials		3,240,749	2.36%
Telecommunication Services
Softbank Corp.	1,600	119,169	0.09%
Utilities
Chugoku Electric Power Co., Inc.	100	1,365	0.00%
Tokyo Gas Co., Ltd.	64,000	374,110	0.27%
Total Utilities		375,475	0.27%
Total Japan		26,332,734	19.17%
Jersey
Health Care
Shire Plc. – Adr	2,332	549,163	0.40%
Marshall Islands
Industrials
Diana Shipping Inc.*	239	2,603	0.00%
Netherlands
Energy
Core Laboratories NV	3,091	516,382	0.38%
Industrials
AerCap Holdings*	12,983	594,622	0.43%
Chicago Bridge & Iron Co. NV	8,444	575,881	0.42%
Koninklijke Philips Electronics NV	12,740	404,622	0.29%
Total Industrials		1,575,125	1.14%
Total Netherlands		2,091,507	1.52%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Puerto Rico
Financials
Popular Inc.*	718	$24,541	0.02%
South Korea
Utilities
Korea Electric Power Corp. – Adr	980	18,032	0.01%
Sweden
Information Technology
Telefonaktiebolaget LM Ericsson – Adr	32,048	387,140	0.28%
Switzerland
Financials
UBS AG	4,529	82,971	0.06%
Materials
Syngenta AG – Adr	3,138	234,723	0.17%
Total Switzerland		317,694	0.23%
United Kingdom
Financials
Barclays Plc. – Adr	33,396	487,916	0.36%
Health Care
AstraZeneca Plc. – Adr	10,728	797,197	0.57%
Telecommunication Services
Vodafone Group Plc. – Adr	16,407	547,830	0.40%
Total United Kingdom		1,832,943	1.33%
United States
Consumer Discretionary
American Axle & Manufacturing Holdings Inc.*	392	7,405	0.01%
Autoliv Inc.	1,640	174,791	0.13%
Big Lots Inc.	5,238	239,377	0.17%
Brunswick Corp.	8,622	363,245	0.26%
Choice Hotels International Inc.	217	10,223	0.01%
Coach Inc.	2,504	85,612	0.06%
DeVry Education Group Inc.	6,658	281,900	0.21%
Dorman Products Inc.*	7,038	347,114	0.25%
G-III Apparel Group Ltd.*	3,494	285,320	0.21%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Jack in the Box Inc.	457	$27,347	0.02%
Meredith Corp.	1,916	92,658	0.07%
New York Times Co. – Class A	17,688	269,034	0.20%
Nordstrom Inc.	2,832	192,378	0.14%
Papa John’s International Inc.	11,604	491,894	0.36%
Pep Boys-Manny Moe & Jack*	12	138	0.00%
Pool Corp.	1,132	64,026	0.05%
PulteGroup Inc.	4,202	84,712	0.06%
Red Robin Gourmet Burgers Inc.*	2,299	163,689	0.12%
Skechers U.S.A. Inc.*	730	33,361	0.02%
Sotheby’s	2,526	106,067	0.08%
Starz*	3,673	109,419	0.08%
Thor Industries Inc.	2,186	124,318	0.09%
TJX Companies, Inc.	16,277	865,122	0.63%
Tractor Supply Co.	10,108	610,522	0.44%
Twenty-First Century Fox Inc. – Class A	6,314	221,937	0.16%
Walt Disney Co.	2,939	251,990	0.18%
Whirlpool Corp.	6,190	861,771	0.63%
Zumiez Inc.*	7,114	196,275	0.14%
Total Consumer Discretionary		6,561,645	4.78%
Consumer Staples
Boulder Brands Inc.*	261	3,701	0.00%
General Mills Inc.	16,419	862,655	0.63%
Hershey Co.	2,131	207,495	0.15%
Kellogg Co.	5,768	378,958	0.28%
Lorillard Inc.	152	9,267	0.01%
Procter & Gamble Co.	8,770	689,234	0.50%
Tyson Foods Inc. – Class A	4,041	151,699	0.11%
Total Consumer Staples		2,303,009	1.68%
Energy
Anadarko Petroleum Corp.	6,340	694,040	0.51%
Cimarex Energy Co.	3,619	519,182	0.38%
Dril-Quip Inc.*	3,770	411,835	0.30%
EOG Resources Inc.	7,497	876,098	0.63%
Gulfmark Offshore Inc. – Class A	611	27,605	0.02%
Gulfport Energy Corp.*	9,786	614,561	0.45%
Helmerich & Payne Inc.	1,742	202,264	0.15%
HollyFrontier Corp.	2,485	108,570	0.08%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Newfield Exploration Co.*	9,110	$402,662	0.29%
PDC Energy Inc.*	6,553	413,822	0.30%
Pioneer Natural Resources Co.	1,957	449,738	0.33%
Range Resources Corp.	9,763	848,893	0.61%
Rex Energy Corp.*	41,565	736,116	0.54%
Southwestern Energy Co.*	522	23,746	0.02%
Stone Energy Corp.*	2,322	108,646	0.08%
TETRA Technologies Inc.*	196	2,309	0.00%
Valero Energy Corp.	12,243	613,374	0.45%
Western Refining Inc.	697	26,172	0.02%
Whiting Petroleum Corp.*	1,790	143,648	0.10%
Total Energy		7,223,281	5.26%
Financials
American Express Co.	218	20,682	0.02%
Associated Banc-Corp.	196	3,544	0.00%
BlackRock Inc.	2,016	644,313	0.46%
Jones Lang LaSalle Inc.	65	8,215	0.01%
Radian Group Inc.	5,421	80,285	0.06%
Regions Financial Corp.	501	5,321	0.00%
Total Financials		762,360	0.55%
Health Care
Alexion Pharmaceuticals Inc.*	3,414	533,438	0.39%
Bio-Rad Laboratories Inc. – Class A *	1,050	125,696	0.09%
Boston Scientific Corp.*	45,804	584,916	0.43%
Centene Corp.*	7,656	578,869	0.42%
Charles River Laboratories International Inc.*	9,707	519,519	0.38%
Covance Inc.*	1,731	148,139	0.11%
Cubist Pharmaceuticals Inc.*	5,546	387,222	0.28%
Edwards Lifesciences Corp.*	804	69,015	0.05%
InterMune Inc.*	12,052	532,096	0.39%
LifePoint Hospitals Inc.*	2,068	128,423	0.09%
Luminex Corp.*	437	7,495	0.01%
Masimo Corp.*	11,858	279,849	0.20%
MEDNAX Inc.*	5,258	305,753	0.22%
NuVasive Inc.*	312	11,098	0.01%
PAREXEL International Corp.*	16,148	853,259	0.61%
Tenet Healthcare Corp.*	4,376	205,409	0.15%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
United Therapeutics Corp.*	3,681	$325,732	0.24%
WellCare Health Plans Inc.*	1,048	78,244	0.06%
Zimmer Holdings Inc.	1,339	139,069	0.10%
Total Health Care		5,813,241	4.23%
Industrials
Alaska Air Group Inc.	1,176	111,779	0.08%
Allegiant Travel Co.*	1,120	131,902	0.10%
AMETEK Inc.	1,851	96,770	0.07%
B/E Aerospace Inc.*	7,674	709,768	0.52%
Colfax Corp.*	5,080	378,663	0.28%
Corporate Executive Board Co.	930	63,445	0.05%
Cubic Corp.	3,128	139,227	0.10%
Delta Air Lines Inc.	21,896	847,813	0.61%
DigitalGlobe Inc.*	19,281	536,012	0.39%
Esterline Technologies Corp.*	131	15,081	0.01%
Flowserve Corp.	5,404	401,787	0.29%
FTI Consulting Inc.*	7,356	278,204	0.20%
Greenbrier Companies, Inc.*	7,520	433,152	0.32%
Heartland Express Inc.	3,791	80,900	0.06%
HEICO Corp.	5,501	285,722	0.21%
MasTec Inc.*	10,789	332,517	0.24%
Meritor Inc.*	14,771	192,614	0.14%
Mueller Water Products Inc.	18,972	163,918	0.12%
On Assignment Inc.*	8,059	286,659	0.21%
Raytheon Co.	7,076	652,761	0.48%
Steelcase Inc.	1,009	15,266	0.01%
Toro Co.	1,327	84,397	0.06%
Union Pacific Corp.	7,984	796,404	0.57%
United Continental Holdings Inc.*	10,683	438,751	0.32%
United Technologies Corp.	1,350	155,858	0.11%
WABCo.Holdings Inc.*	2,694	287,773	0.21%
Total Industrials		7,917,143	5.76%
Information Technology
Analog Devices Inc.	15,967	863,336	0.63%
Anixter International Inc.*	4,069	407,185	0.30%
Apple Inc.	9,153	850,588	0.62%
Applied Materials Inc.	37,468	844,903	0.62%
Aruba Networks Inc.*	7,003	122,693	0.09%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Avnet Inc.	1,166	$51,665	0.04%
Bottomline Technologies Inc.*	4,747	142,030	0.10%
Citrix Systems Inc.*	3,582	224,054	0.16%
Convergys Corp.	4,515	96,802	0.07%
Cray Inc.*	1,077	28,648	0.02%
Electronic Arts Inc.*	23,768	852,558	0.62%
Finisar Corp.*	14,608	288,508	0.21%
Fiserv Inc.*	14,100	850,512	0.62%
Gartner Inc.*	109	7,687	0.01%
Lam Research Corp.	2,034	137,458	0.10%
Linear Technology Corp.	6,578	309,626	0.22%
Littelfuse Inc.	920	85,514	0.06%
Manhattan Associates Inc.*	5,216	179,587	0.13%
Mastercard Inc. – Class A	11,684	858,423	0.62%
Maxim Integrated Products Inc.	65	2,198	0.00%
Micron Technology Inc.*	26,606	876,667	0.63%
MicroStrategy Inc. – Class A *	1,619	227,664	0.17%
NVIDIA Corp.	46,270	857,846	0.62%
ON Semiconductor Corp.*	28,814	263,360	0.19%
Oracle Corp.	21,198	859,155	0.63%
Polycom Inc.*	32,639	408,967	0.30%
QLogic Corp.*	2,476	24,983	0.02%
QUALCOMM Inc.	5,472	433,382	0.32%
SanDisk Corp.	443	46,262	0.03%
Skyworks Solutions Inc.	16,978	797,287	0.58%
Sohu.com Inc.*	8,840	509,980	0.37%
Tech Data Corp.*	5,871	367,055	0.27%
Trimble Navigation Ltd.*	1,240	45,818	0.03%
Ultratech Inc.*	5,693	126,271	0.09%
VeriFone Systems Inc.*	333	12,238	0.01%
Web.com Group Inc.*	9,332	269,415	0.20%
Total Information Technology		13,330,325	9.70%
Materials
Monsanto Co.	1,023	127,609	0.09%
Nucor Corp.	13,868	682,998	0.50%
Scotts Miracle-Gro Co. – Class A	10,979	624,266	0.45%
Sensient Technologies Corp.	4,648	258,987	0.19%
Stillwater Mining Co.*	1,510	26,501	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Vulcan Materials Co.	1,451	$92,501	0.07%
Total Materials		1,812,862	1.32%
Telecommunication Services
Cogent Communications Group Inc.	11,118	384,127	0.28%
Telephone & Data Systems Inc.	1,963	51,254	0.04%
Total Telecommunication Services		435,381	0.32%
Utilities
ITC Holdings Corp.	9,509	346,888	0.26%
MDU Resources Group Inc.	3,630	127,413	0.09%
Total Utilities		474,301	0.35%
Total United States		46,633,548	33.95%
Total investment securities (cost $80,613,799)		$81,186,315	59.10%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

FUTURES CONTRACTS PURCHASED

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Cattle	August-14	CME	92	$249,560	0.18%
	Soybeans	November-14	CBOT	88	(341,350)	(0.25)%
	Soybean Meal	December-14	CBOT	71	(185,670)	(0.14)%
	Soybean Oil	December-14	CBOT	160	(88,698)	(0.06)%
	Sugar No. 11	October-14	ICEUS	217	(154,526)	(0.11)%
	KC Hard Red Winter Wheat	September-14	CME	73	(70,413)	(0.05)%
Total agriculture					(591,097)	(0.43)%
Energy
	London Brent Crude	August-14	IPE	96	(7,510)	(0.01)%
	London Gasoline Oil	July-14	IPE	129	(217,675)	(0.16)%
	Gasoline RBOB	August-14	NYMEX	84	(20,395)	(0.02)%
	Natural Gas	August-14	NYMEX	65	(120,110)	(0.09)%
	NY Harbor ULSD	August-14	NYMEX	5	(6,162)	(0.00)%
	WTI Crude	August-14	ICEUS	47	(33,110)	(0.02)%
Total energy					(404,962)	(0.30)%
Metals
	Gold	August-14	NYMEX	95	44,500	0.03%
	Silver	September-14	NYMEX	20	(8,525)	(0.00)%
	Synthetic Aluminum	September-14	LME	172	(22,275)	(0.02)%
	Synthetic Copper	September-14	LME	160	861,900	0.63%
	Synthetic Nickel	September-14	LME	75	178,623	0.13%
	Synthetic Zinc	September-14	LME	479	1,015,577	0.74%
Total metals					2,069,800	1.51%
Stock indices
	Amsterdam Exchange
	Index Future	July-14	ENXTAM	155	(70,902)	(0.05)%
	CAC40 Index	July-14	EURONXT	25	(6,429)	(0.00)%
	DAX Index	September-14	EUREX	4	(240)	(0.00)%
	Euro Stoxx 50 Index	September-14	EUREX	206	(116,828)	(0.09)%
	FT-SE Index	September-14	LIFFE	23	5,115	0.00%
	Hang Seng Index	July-14	HKFE	114	189,912	0.14%
	IBEX 35 Index	July-14	MFM	102	(162,794)	(0.12)%
	NASDAQ 100
	E-MINI Index	September-14	CME	279	287,445	0.21%
	Nikkei 225 Index	September-14	OSE	51	(37,048)	(0.03)%
	OMXS30 Index	July-14	OMG	533	(53,539)	(0.04)%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

FUTURES CONTRACTS PURCHASED (continued)

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Stock indices (continued)
S&P 500 E-MINI Index		September-14	CME	321	$189,945	0.14%
S&P Canadian 60 Index		September-14	ME	85	117,808	0.09%
SIMEX MSCI Taiwan Index		July-14	SGX	367	227,525	0.17%
SPI 200 Index		September-14	SFE	50	(79,116)	(0.06)%
Total stock indices					490,854	0.36%
Short-term interest rates
Euribor (3 Month
Interest Rate)		September-15	LIFFE	823	40,536	0.03%
Euro-Schatz		September-14	EUREX	340	5,923	0.00%
Total short-term interest rates					46,459	0.03%
Long-term interest rates
Australian 3-Year Bond		September-14	SFE	516	163,506	0.12%
Australian 10-Year Bond		September-14	SFE	40	11,871	0.01%
Canadian 10-Year Bond		September-14	ME	228	(3,188)	(0.00)%
Euro-BOBL		September-14	EUREX	373	54,723	0.04%
Euro-Bund		September-14	EUREX	203	227,329	0.16%
Japanese 10-Year
Government Bond		September-14	TSE	143	666,700	0.48%
Long Gilt		September-14	LIFFE	191	93,416	0.07%
U.S. 5-Year
Treasury Note		September-14	CBOT	318	72,172	0.05%
U.S. 10-Year
Treasury Note		September-14	CBOT	334	172,687	0.13%
U.S. Bond		September-14	CBOT	335	314,750	0.23%
Total long-term interest rates					1,773,966	1.29%
Net unrealized gain on futures contracts purchased					$3,385,020	2.46% %

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
Coffee		September-14	ICEUS	(41)	$(56,175)	(0.04)%
Corn		September-14	CBOT	(629)	695,763	0.51%
Cotton No. 2		December-14	ICEUS	(11)	18,665	0.01%
Wheat		September-14	CBOT	(182)	169,587	0.12%
Total agriculture					827,840	0.60%
Metals
Copper		September-14	NYMEX	(8)	(7,750)	(0.00)%
Synthetic Aluminum		September-14	LME	(142)	(102,519)	(0.08)%
Synthetic Copper		September-14	LME	(63)	(492,176)	(0.36)%
Synthetic Nickel		September-14	LME	(38)	(149,043)	(0.11)%
Synthetic Zinc		September-14	LME	(193)	(539,024)	(0.39)%
Total metals					(1,290,512)	(0.94)%
Stock indices
CBOE Volatility Index		July-14	CBF	(129)	102,640	0.08%
Total stock indices					102,640	0.08%
Short-term interest rates
Australian Bank Bill		December-14	SFE	(37)	(6,103)	(0.00)%
Canadian Bank Bill		March-15	ME	(25)	(2,156)	(0.00)%
Eurodollar		September-15	CME	(115)	(20,200)	(0.02)%
2-Year U.S. Treasury Note		September-14	CBOT	(510)	(57,328)	(0.04)%
Short Sterling		September-15	LIFFE	(721)	(36,030)	(0.03)%
Total short-term interest rates					(121,817)	(0.09)%
Net unrealized loss on open futures contracts sold					(481,849)	(0.35)%
	Net unrealized gain on open futures contracts				$2,903,171	2.11%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
UBS	9/17/2014	51,655,924	Australian Dollar	$646,012	0.47%
UBS	9/17/2014	59,702,221	Canadian Dollar	811,300	0.59%
UBS	9/17/2014	11,229,462	Czech Koruna	3,999	0.00%
UBS	9/17/2014	69,718,235	Euro	532,925	0.39%
UBS	9/17/2014	835,902,039	Hungarian Forint	(4,871)	(0.00)%
UBS	9/17/2014	5,112,989	Israeli Shekel	8,990	0.00%
UBS	9/17/2014	9,291,734,739	Japanese Yen	627,962	0.46%
UBS	9/17/2014	626,635,204	Mexican Peso	(64,151)	(0.05)%
UBS	9/17/2014	66,610,062	New Zealand Dollar	1,496,413	1.09%
UBS	9/17/2014	95,273,314	Norwegian Krone	(368,588)	(0.27)%
UBS	9/17/2014	7,594,840	Polish Zloty	8,850	0.01%
UBS	9/17/2014	66,038,792	Pound Sterling	1,103,190	0.80%
UBS	9/17/2014	32,637,118	Singapore Dollar	63,928	0.05%
UBS	9/17/2014	127,117,946	South African Rand	37,518	0.03%
UBS	9/17/2014	26,425,073	Swedish Krona	2,793	0.00%
UBS	9/17/2014	85,391,697	Swiss Franc	765,965	0.56%
UBS	9/17/2014	2,442,305	Turkish Lira	3,289	0.00%
Net unrealized gain on open long forward currency contracts				$5,675,524	4.13%

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
UBS	9/17/2014	36,603,266	Australian Dollar	$(212,469)	(0.16)%
UBS	9/17/2014	35,599,784	Canadian Dollar	(506,992)	(0.37)%
UBS	9/17/2014	12,746,994	Czech Koruna	(3,445)	(0.00)%
UBS	9/17/2014	77,355,040	Euro	(839,685)	(0.61)%
UBS	9/17/2014	2,254,129,319	Hungarian Forint	50,825	0.04%
UBS	9/17/2014	7,662,857	Israeli Shekel	(27,766)	(0.02)%
UBS	9/17/2014	8,143,040,410	Japanese Yen	(847,464)	(0.62)%
UBS	9/17/2014	633,293,875	Mexican Peso	(233,696)	(0.17)%
UBS	9/17/2014	42,671,956	New Zealand Dollar	(525,454)	(0.38)%
UBS	9/17/2014	122,568,382	Norwegian Krone	268,191	0.20%
UBS	9/17/2014	4,874,066	Polish Zloty	(1,235)	(0.00)%
UBS	9/17/2014	23,717,192	Pound Sterling	(420,288)	(0.31)%
UBS	9/17/2014	22,275,125	Singapore Dollar	(103,306)	(0.07)%
UBS	9/17/2014	105,891,437	South African Rand	(65,437)	(0.05)%
UBS	9/17/2014	109,992,753	Swedish Krona	16,666	0.01%
UBS	9/17/2014	46,633,256	Swiss Franc	(625,765)	(0.46)%
UBS	9/17/2014	2,102,537	Turkish Lira	(1,772)	(0.00)%
Net unrealized loss on open short forward currency contracts				(4,079,092)	(2.97)%
Net unrealized gain on open forward currency contracts				$1,596,432	1.16%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT
Common Stocks
Bermuda
Energy
Energy XXI Bermuda Ltd.	21,594	$510,266	0.37%
British Virgin Islands
Industrials
UTi Worldwide Inc.	1,483	15,334	0.01%
Canada
Energy
Canadian Natural Resources Ltd.	510	23,414	0.02%
Kodiak Oil & Gas Corp.**	12,157	176,884	0.13%
TransCanada Corp.	283	13,505	0.01%
Total Energy		213,803	0.16%
Financials
Bank of Nova Scotia	3,019	201,065	0.14%
Sun Life Financial Inc.	2,601	95,483	0.07%
Total Financials		296,548	0.21%
Materials
Goldcorp Inc.	2,460	68,659	0.05%
Teck Resources Ltd. – Class B	11,523	263,070	0.19%
Total Materials		331,729	0.24%
Total Canada		842,080	0.61%
Cayman Islands
Consumer Discretionary
Melco Crown Entertainment Ltd. – Adr	11,254	401,881	0.29%
Information Technology
NetEase Inc. – Adr	878	68,800	0.05%
SINA Corp.**	1,857	92,423	0.07%
Total Information Technology		161,223	0.12%
Total Cayman Islands		563,104	0.41%
Curacao
Energy
Schlumberger Ltd.	5,443	642,002	0.47%
India
Financials
HDFC Bank Ltd. – Adr	479	22,427	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Japan
Consumer Discretionary
Aisin Seiki Co., Ltd.	2,600	$103,461	0.08%
Alpen Co., Ltd.	100	1,758	0.00%
Alpine Electronics Inc.	3,500	49,351	0.04%
Amuse Inc.	1,400	28,021	0.02%
Asahi Co., Ltd.	7,100	102,285	0.07%
Asatsu-DK Inc.	6,500	175,665	0.13%
Asics Corp.	100	2,333	0.00%
Avex Group Holdings Inc.	5,000	88,126	0.06%
Canon Marketing Japan Inc.	7,600	142,657	0.10%
Chori Co., Ltd.	300	3,647	0.00%
Daiei Inc.**	4,250	12,841	0.01%
DCM Holdings Co., Ltd.	1,900	13,733	0.01%
Doshisha Co., Ltd.	2,200	38,732	0.03%
EDION Corp.	2,900	20,130	0.01%
Exedy Corp.	100	2,972	0.00%
Fast Retailing Co., Ltd.	100	32,910	0.02%
FCC Co., Ltd.	3,500	65,801	0.05%
Fields Corp.	2,400	35,547	0.03%
Foster Electric Co., Ltd.	500	6,833	0.00%
Fuji Corp., Ltd.	200	1,254	0.00%
Fujibo Holdings Inc.	2,000	5,589	0.00%
Fujishoji Co., Ltd.	300	3,735	0.00%
Funai Electric Co., Ltd.	3,200	32,261	0.02%
GSI Creos Corp.	2,000	3,021	0.00%
Gunze Ltd.	5,000	14,367	0.01%
H2O Retailing Corp.	12,000	93,014	0.07%
Hakuhodo DY Holdings Inc.	1,400	13,907	0.01%
Higashi Nihon House Co., Ltd.	1,900	9,981	0.01%
Isuzu Motors Ltd.	11,000	72,772	0.05%
J Front Retailing Co., Ltd.	17,000	119,348	0.09%
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	8,215	0.01%
Konaka Co., Ltd.	300	2,349	0.00%
Kura Corp.	500	13,523	0.01%
Kurabo Industries Ltd.	2,000	3,634	0.00%
KYB Co., Ltd.	14,000	65,939	0.05%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Marui Group Co., Ltd.	400	$3,843	0.00%
Meiko Network Japan Co., Ltd.	1,800	23,017	0.02%
Misawa Homes Holdings, Inc.	5,600	73,598	0.05%
Mitsubishi Motors Co.	5,700	62,924	0.05%
Namco Bandai Holdings Inc.	4,600	107,738	0.08%
Nifco Inc.	500	16,687	0.01%
Nikon Corp.	100	1,575	0.00%
Nishimatsuya Chain Co., Ltd.	8,900	78,652	0.06%
Pal Co., Ltd.	700	16,671	0.01%
PanaHome Corp.	5,000	39,052	0.03%
Parco Co., Ltd.	300	2,562	0.00%
PGM Holdings K.K.	600	6,185	0.00%
Pioneer Corp.**	8,600	18,937	0.01%
Rakuten Inc.	1,300	16,803	0.01%
Resorttrust Inc.	500	9,983	0.01%
Riken Corp.	14,000	64,695	0.05%
Royal Holdings Co., Ltd.	3,700	61,999	0.05%
Saizeriya Co., Ltd.	800	10,166	0.01%
Sanden Corp.	13,000	72,140	0.05%
Sangetsu Co., Ltd.	100	2,710	0.00%
Sanoh Industrial Co., Ltd.	1,800	13,117	0.01%
Sega Sammy Holdings Inc.	4,000	78,716	0.06%
Sharp Corp.**	12,000	38,509	0.03%
Shimachu Co., Ltd.	100	2,389	0.00%
Shochiku Co., Ltd.	1,000	9,282	0.01%
Showa Corp.	300	3,649	0.00%
SKY Perfect JSAT Holdings Inc.	4,900	28,740	0.02%
SNT Corp.	800	3,610	0.00%
St Marc Holdings Co., Ltd.	800	42,893	0.03%
Start Today Co., Ltd.	1,400	36,813	0.03%
Sumitomo Forestry Co., Ltd.	7,500	91,533	0.07%
Taiho Kogyo Co., Ltd.	5,700	61,460	0.05%
Takata Corp.	3,000	64,458	0.05%
T-Gaia Corp.	400	3,804	0.00%
Toho Co., Ltd.	12,700	297,953	0.22%
Tokai Rika Co., Ltd.	7,700	154,646	0.11%
Tokai Rubber Industries Ltd.	7,900	89,550	0.07%
Tokyo Dome Corp.	6,000	28,319	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Tomy Co., Ltd.	13,100	$75,929	0.06%
Toyoda Gosei Co., Ltd.	13,700	284,619	0.21%
Toyota Industries Corp.	100	5,164	0.00%
Toyota Motor Corp.	5,300	318,392	0.23%
TPR Co., Ltd.	6,700	166,648	0.12%
TS Tech Co., Ltd.	700	20,362	0.02%
Unipres Corp.	1,600	38,470	0.03%
Universal Entertainment Corp.	200	3,549	0.00%
USS Co., Ltd.	3,900	66,582	0.05%
Wacoal Holdings Corp.	9,000	97,754	0.07%
Yellow Hat Ltd.	100	2,313	0.00%
Yokohama Rubber Co., Ltd.	1,000	8,650	0.01%
Total Consumer Discretionary		4,217,522	3.07%
Consumer Staples
Aderans Co., Ltd.	2,200	34,496	0.03%
Aeon Co., Ltd.	2,400	29,528	0.02%
Ain Pharmaciez Inc.	1,700	82,000	0.06%
Ariake Japan Co., Ltd.	100	2,632	0.00%
Cocokara Fine Inc.	900	27,371	0.02%
Dydo Drinco Inc.	700	32,071	0.02%
FamilyMart Co., Ltd.	1,600	68,961	0.05%
Fuji Oil Co., Ltd.	9,700	138,496	0.10%
Heiwado Co., Ltd.	400	6,126	0.00%
Ito En Ltd.	9,700	248,738	0.18%
J-Oil Mills Inc.	17,000	55,226	0.04%
Kato Sangyo Co., Ltd.	1,100	24,775	0.02%
Kewpie Corp.	17,700	288,198	0.21%
Kirin Holdings Co., Ltd.	4,300	62,117	0.05%
Lawson Inc.	2,400	180,104	0.13%
Mandom Corp.	400	14,238	0.01%
Matsumotokiyoshi Holdings Co., Ltd.	300	10,383	0.01%
MEIJI Holdings Co., Ltd.	1,400	92,757	0.07%
Ministop Co., Ltd.	400	6,473	0.00%
Mitsubishi Shokuhin Co., Ltd.	100	2,515	0.00%
Nippon Suisan Kaisha Ltd.**	29,500	91,173	0.07%
Nisshin Seifun Group Inc.	100	1,194	0.00%
Prima Meat Packers Ltd.	63,000	159,872	0.12%
Shiseido Co., Ltd.	4,500	82,069	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Takara Holdings Inc.	3,000	$26,334	0.02%
Toyo Suisan Kaisha Ltd.	3,000	92,570	0.07%
Unicharm Corp.	500	29,805	0.02%
Valor Co., Ltd.	3,700	61,377	0.04%
Warabeya Nichiyo Co., Ltd.	100	2,024	0.00%
Yamatane Corp.	40,000	73,068	0.05%
Total Consumer Staples		2,026,691	1.47%
Energy
AOC Holdings Inc.	4,000	13,271	0.01%
Itochu Enex Co., Ltd.	9,200	66,133	0.05%
Modec Inc.	5,800	138,536	0.10%
Showa Shell Sekiyu K.K.	100	1,136	0.00%
TonenGeneral Sekiyu K.K.	1,000	9,499	0.01%
Total Energy		228,575	0.17%
Financials
77 Bank Ltd.	4,000	21,091	0.02%
Aiful Corp.**	1,700	10,961	0.01%
Aozora Bank Ltd.	28,000	92,066	0.07%
Asax Co., Ltd.	200	2,490	0.00%
Bank of Okinawa Ltd.	100	4,325	0.00%
Century Tokyo Leasing Corp.	800	27,016	0.02%
Chiba Bank Ltd.	24,000	169,440	0.12%
Chiba Kogyo Bank Ltd.	5,900	45,848	0.03%
Chugoku Bank Ltd.	9,000	138,455	0.10%
Credit Saison Co., Ltd.	3,800	79,096	0.06%
Daibiru Corp.	100	1,023	0.00%
Daikyo Inc.	37,000	86,951	0.06%
Daiwa Securities Group Inc.	23,000	199,171	0.14%
Dream Incubator Inc.	900	14,876	0.01%
Fukuoka Financial Group Inc.	50,000	241,422	0.18%
Fuyo General Lease Co., Ltd.	800	35,784	0.03%
GCA Savvian Corp.	300	2,787	0.00%
Goldcrest Co., Ltd.	2,500	54,925	0.04%
Gunma Bank Ltd.	6,000	35,488	0.03%
Hachijuni Bank Ltd.	22,000	136,203	0.10%
Hitachi Capital Corp.	1,400	39,176	0.03%
IBJ Leasing Co., Ltd.	2,400	63,250	0.05%
IwaiCosmo Holdings Inc.	2,300	26,662	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
J Trust Co., Ltd.	200	$2,939	0.00%
Joyo Bank Ltd.	6,000	31,992	0.02%
Juroku Bank Ltd.	1,000	3,742	0.00%
kabu.com Securities Co., Ltd.	35,800	176,393	0.13%
Keiyo Bank Ltd.	13,000	65,979	0.05%
Kenedix Inc.	18,700	93,246	0.07%
Leopalace21 Corp.**	5,600	28,864	0.02%
Mitsubishi Estate Co., Ltd.	2,000	49,390	0.04%
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,600	37,928	0.03%
Mizuho Financial Group Inc.	5,700	11,707	0.01%
MS&AD Insurance Group Holdings	500	12,081	0.01%
Nishi-Nippon City Bank Ltd.	27,000	66,384	0.05%
Nomura Holdings Inc.	30,400	215,224	0.16%
North Pacific Bank Ltd.	500	2,157	0.00%
NTT Urban Development Corp.	28,300	318,558	0.23%
Orient Corp.**	48,500	130,738	0.09%
Pocket Card Co., Ltd.	3,200	26,573	0.02%
Ricoh Leasing Co., Ltd.	100	2,856	0.00%
Senshu Ikeda Holdings Inc.	12,100	61,650	0.04%
Seven Bank Ltd.	15,400	62,953	0.05%
Shinoken Group Co., Ltd.	600	11,073	0.01%
Shizuoka Bank Ltd.	29,000	313,552	0.23%
Takara Leben Co., Ltd.	13,000	46,981	0.03%
Tokai Tokyo Financial Holdings Inc.	5,200	40,460	0.03%
Yamaguchi Financial Group Inc.	28,000	295,275	0.21%
Total Financials		3,637,201	2.65%
Health Care
CMIC Holdings Co., Ltd.	300	4,908	0.00%
Daiichi Sankyo Co Ltd	200	3,732	0.00%
Eiken Chemical Co., Ltd.	500	8,670	0.01%
EPS Corp.	200	2,569	0.00%
Kaken Pharmaceutical Co., Ltd.	1,000	21,170	0.02%
KYORIN Holdings Inc.	2,200	45,271	0.03%
Kyowa Hakko Kirin Co., Ltd.	18,000	243,673	0.18%
Miraca Holdings Inc.	300	14,545	0.01%
Nichii Gakkan Co.	1,700	15,275	0.01%
Santen Pharmaceutical Co., Ltd.	600	33,769	0.02%
Seikagaku Corp.	1,000	12,303	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Shionogi & Co., Ltd.	1,000	$20,874	0.02%
Ship Healthcare Holdings Inc.	200	7,011	0.01%
Suzuken Co., Ltd.	700	26,058	0.02%
Terumo Corp.	14,100	315,344	0.23%
Towa Pharmaceutical Co., Ltd.	1,200	48,877	0.04%
Tsumura & Co.	700	16,512	0.01%
ZERIA Pharmaceutical Co., Ltd.	1,400	33,454	0.02%
Total Health Care		874,015	0.64%
Industrials
Aichi Corp.	5,000	23,599	0.02%
Aida Engineering Ltd.	6,600	66,668	0.05%
Asahi Glass Co., Ltd.	9,000	53,054	0.04%
Central Glass Co., Ltd.	7,000	25,781	0.02%
Central Japan Railway Co.	400	57,072	0.04%
Chiyoda Corp.	25,000	302,888	0.22%
CKD Corp.	900	8,673	0.01%
COMSYS Holdings Corp.	200	3,719	0.00%
Cosel Co., Ltd.	2,700	35,565	0.03%
Daifuku Co., Ltd.	1,600	22,434	0.02%
Daihen Corp.	14,000	65,386	0.05%
Ebara Corp.	9,000	56,875	0.04%
Emori & Co., Ltd.	700	13,388	0.01%
Fujikura Ltd.	13,000	63,283	0.05%
Fukushima Industries Corp.	1,000	15,996	0.01%
Furukawa Co., Ltd.	1,000	2,034	0.00%
Furukawa Electric Co., Ltd.	7,000	14,861	0.01%
Futaba Corp.	500	8,566	0.01%
Gecoss Corp.	300	3,324	0.00%
Glory Ltd.	2,700	87,978	0.06%
Hamakyorex Co., Ltd.	100	3,021	0.00%
Hanwa Co., Ltd.	3,000	12,975	0.01%
Hazama Ando Corp.	48,400	292,001	0.21%
Hino Motors Ltd.	7,000	96,421	0.07%
Hitachi Construction Machinery Co., Ltd.	1,300	25,904	0.02%
Hitachi Koki Co., Ltd.	7,300	63,143	0.05%
Hitachi Zosen Corp.	400	2,058	0.00%
Hitachi Zosen Fukui Corp.	1,700	22,460	0.02%
Hoshizaki Electric Co., Ltd.	600	29,919	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ichiken Co., Ltd.	1,000	$1,748	0.00%
Idec Corp.	700	6,725	0.00%
IHI Corp.	65,000	302,938	0.22%
Iino Kaiun Kaisha Ltd.	9,300	53,077	0.04%
Iwatani Corp.	9,000	63,806	0.05%
JAC Recruitment Co., Ltd.	100	1,263	0.00%
Japan Steel Works Ltd.	32,000	140,291	0.10%
JGC Corp.	10,000	303,925	0.22%
Katakura Industries Co., Ltd.	600	7,725	0.01%
Kawasaki Kisen Kaisha Ltd.	115,000	240,731	0.18%
Keikyu Corp.	6,000	53,913	0.04%
Keio Corp.	18,000	141,476	0.10%
Keisei Electric Railway Co., Ltd.	32,000	318,815	0.23%
Kinden Corp.	9,000	87,534	0.06%
Kitagawa Iron Works Co., Ltd.	2,000	3,436	0.00%
Kitz Corp.	900	5,057	0.00%
Kokuyo Co., Ltd.	6,800	57,005	0.04%
Komatsu Ltd.	2,000	46,448	0.03%
Komatsu Wall Industry Co., Ltd.	3,500	93,068	0.07%
Kurita Water Industries Ltd.	6,200	143,682	0.10%
Kyodo Printing Co., Ltd.	5,000	16,835	0.01%
Maeda Road Construction Co., Ltd.	6,000	103,856	0.08%
Makino Milling Machine Co., Ltd.	2,000	17,220	0.01%
Marubeni Corp.	28,000	204,868	0.15%
Maruyama Manufacturing Co., Inc.	9,000	22,039	0.02%
Matsuda Sangyo Co., Ltd.	100	1,238	0.00%
Meiwa Corp.	3,200	15,451	0.01%
MISUMI Group Inc.	400	11,008	0.01%
Mitsui Engineering & Shipbuilding Co., Ltd.	61,000	136,727	0.10%
Mitsui OSK Lines Ltd.	81,000	301,526	0.22%
Mitsui-Soko Co., Ltd.	31,000	139,886	0.10%
MonotaRO Co., Ltd.	1,700	47,001	0.03%
Mori Seiki Co., Ltd.	5,300	76,981	0.06%
Nabtesco Corp.	900	19,906	0.01%
NAC Co., Ltd.	100	1,509	0.00%
Nachi-Fujikoshi Corp.	4,000	28,161	0.02%
Nagoya Railroad Co., Ltd.	38,000	151,587	0.11%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Nankai Electric Railway Co., Ltd.	3,000	$13,034	0.01%
NEC Capital Solutions Ltd.	1,600	31,518	0.02%
Nichiha Corp.	1,400	15,801	0.01%
Nihon M&A Center Inc.	5,100	145,635	0.11%
Nippon Carbon Co., Ltd.	1,000	1,906	0.00%
Nippon Kanzai Co., Ltd.	100	2,478	0.00%
Nippon Parking Development Co., Ltd.	13,200	15,771	0.01%
Nippon Road Co., Ltd.	30,000	168,847	0.12%
Nippon Sharyo Ltd.	4,000	16,509	0.01%
Nippon Yusen K.K.	39,000	112,446	0.08%
Nishimatsu Construction Co., Ltd.	2,000	8,511	0.01%
Nissei Plastic Industrial Co., Ltd.	700	4,396	0.00%
Nitto Boseki Co.	3,000	12,204	0.01%
Nitto Kogyo Corp.	2,700	59,425	0.04%
Noritz Corp.	3,300	65,071	0.05%
Obara Group Corp.	100	4,335	0.00%
Odakyu Electric Railway Co., Ltd.	2,000	19,255	0.01%
Okumura Corp.	27,000	137,033	0.10%
OSG Corp.	8,100	149,403	0.11%
Oyo Corp.	5,500	90,042	0.07%
Penta-Ocean Construction Co., Ltd.	27,800	92,232	0.07%
Ryobi Ltd.	4,000	13,508	0.01%
Sankyu Inc.	8,000	40,523	0.03%
Sanyo Denki Co., Ltd.	5,000	35,547	0.03%
Shibuya Kogyo Co., Ltd.	400	12,481	0.01%
Sinko Industries Ltd.	900	9,020	0.01%
Sodick Co., Ltd.	16,200	72,462	0.05%
Sumitomo Densetsu Co., Ltd.	1,500	17,166	0.01%
Sumitomo Heavy Industries Ltd.	5,000	23,797	0.02%
Sumitomo Warehouse Co., Ltd.	57,000	325,312	0.24%
Tadano Ltd.	1,000	16,638	0.01%
Taikisha Ltd.	600	14,005	0.01%
Takasago Thermal Engineering Co., Ltd.	1,800	21,310	0.02%
Takeuchi Manufacturing Co.	1,100	37,581	0.03%
Tatsuta Electric Wire and Cable Co., Ltd.	9,300	53,536	0.04%
Toda Corp.	24,000	93,370	0.07%
Tokyu Construction Co., Ltd.	11,700	55,337	0.04%
Toppan Forms Co., Ltd.	1,400	14,086	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Toshiba Corp.	68,000	$317,591	0.23%
Toshiba Machine Co., Ltd.	7,000	32,555	0.02%
Totetsu Kogyo Co., Ltd.	7,400	165,061	0.12%
Toyo Construction Co., Ltd.	700	2,627	0.00%
Toyo Tanso Co., Ltd.	400	8,654	0.01%
Toyota Tsusho Corp.	5,400	155,322	0.11%
TrusCo.Nakayama Corp.	500	12,570	0.01%
Tsugami Corp.	1,000	5,530	0.00%
Uchida Yoko Co., Ltd.	13,000	48,650	0.04%
West Japan Railway Co.	1,200	52,846	0.04%
Yamazen Corp.	4,800	36,400	0.03%
Total Industrials		7,706,845	5.61%
Information Technology
A&D Co., Ltd.	1,100	5,996	0.00%
Amano Corp.	6,800	77,551	0.06%
Anritsu Corp.	5,000	56,184	0.04%
Arisawa Manufacturing Co., Ltd.	4,900	35,513	0.03%
Azbil Corp.	2,500	64,009	0.05%
Canon Electronics Inc.	1,400	26,376	0.02%
Capcom Co., Ltd.	1,100	18,649	0.01%
CMK Corp.**	600	1,611	0.00%
CONEXIO Corp.	1,100	9,634	0.01%
Daiwabo Holdings Co., Ltd.	5,000	9,726	0.01%
Dena Co., Ltd.	200	2,705	0.00%
Denki Kogyo Co., Ltd.	10,000	66,848	0.05%
DTS Corp.	300	5,575	0.00%
Enplas Corp.	200	14,574	0.01%
ESPEC Corp.	1,400	12,234	0.01%
F@N Communications Inc.	800	13,144	0.01%
Fuji Soft Inc.	900	20,013	0.01%
GMO Payment Gateway Inc.	500	18,835	0.01%
Hitachi Kokusai Electric Inc.	1,000	13,853	0.01%
Hitachi Ltd.	29,000	212,471	0.15%
Hosiden Corp.	26,700	166,620	0.12%
Ines Corp.	3,100	23,478	0.02%
Infomart Corp.	300	6,920	0.01%
Internet Initiative Japan Inc.	900	22,119	0.02%
Japan Digital Laboratory Co., Ltd.	400	7,066	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Konica Minolta Inc.	32,400	$320,241	0.23%
Kyocera Corp.	4,700	223,131	0.16%
Macnica Inc.	1,100	36,766	0.03%
Maruwa Co., Ltd.	500	20,513	0.01%
Megachips Corp.	800	11,091	0.01%
Melco Holdings Inc.	1,100	22,342	0.02%
Mitsui High-Tec Inc.	600	4,224	0.00%
Mitsumi Electric Co., Ltd.	8,500	61,521	0.04%
Murata Manufacturing Co., Ltd.	2,700	252,764	0.18%
NEC Networks & System Integration Corp.	4,700	114,582	0.08%
Nichicon Corp.	4,500	36,702	0.03%
Nintendo Co., Ltd.	800	95,779	0.07%
NTT Data Corp.	1,600	61,456	0.05%
Obic Co., Ltd.	400	13,192	0.01%
Oki Electric Industry Co., Ltd.	21,000	46,655	0.03%
Omron Corp.	700	29,514	0.02%
Otsuka Corp.	100	4,848	0.00%
Sanshin Electronics Co., Ltd.	1,600	12,971	0.01%
Saxa Holdings Inc.	3,000	4,769	0.00%
SCSK Corp.	5,200	146,591	0.11%
Shibaura Mechatronics Corp.	18,000	53,676	0.04%
Shindengen Electric Manufacturing Co., Ltd.	22,000	123,170	0.09%
Shinko Electric Industries Co., Ltd.	10,700	97,412	0.07%
Siix Corp.	600	10,700	0.01%
SMK Corp.	10,000	44,038	0.03%
Square Enix Holdings Co., Ltd.	9,700	171,731	0.13%
Sumco Corp.	18,100	165,853	0.12%
Synergy Marketing Inc.	200	1,471	0.00%
Tamura Corp.	1,000	3,723	0.00%
TDK Corp.	1,100	51,592	0.04%
TKC Corp.	900	20,404	0.02%
Transcosmos Inc.	100	2,148	0.00%
Uniden Corp.	6,000	15,818	0.01%
Wacom Co., Ltd.	7,900	45,009	0.03%
Yahoo Japan Corp.	2,800	12,939	0.01%
Yokogawa Electric Corp.	12,800	161,904	0.12%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Zuken Inc.	8,900	$88,846	0.07%
Total Information Technology		3,501,790	2.55%
Materials
Achilles Corp.	8,000	11,770	0.01%
ADEKA Corp.	14,900	199,942	0.14%
Aichi Steel Corp.	9,000	35,902	0.03%
Alconix Corp.	1,400	37,697	0.03%
Denki Kagaku Kogyo K.K.	14,000	53,774	0.04%
FP Corp.	1,000	34,856	0.02%
Fujimi Inc.	1,600	22,481	0.02%
Fujimori Kogyo Co., Ltd.	100	3,249	0.00%
Furukawa-Sky Aluminum Corp.	1,000	3,762	0.00%
Godo Steel Ltd.	41,000	65,584	0.05%
Hitachi Chemical Co., Ltd.	900	14,894	0.01%
JFE Holdings Inc.	15,500	320,025	0.23%
Kimoto Co., Ltd.	2,900	11,397	0.01%
Konishi Co., Ltd.	3,200	68,060	0.05%
Krosaki Harima Corp.	1,000	2,380	0.00%
Kuraray Co., Ltd.	400	5,071	0.00%
Maruichi Steel Tube Ltd.	3,600	96,687	0.07%
Mitsubishi Chemical Holdings Corp.	40,700	180,442	0.13%
Mitsubishi Gas Chemical Co., Inc.	49,000	313,523	0.23%
Mitsubishi Materials Corp.	90,000	315,478	0.23%
Mitsubishi Steel Manufacturing Co., Ltd.	36,000	83,890	0.06%
Mitsui Chemicals Inc.	40,000	109,405	0.08%
Neturen Co., Ltd.	14,300	109,147	0.08%
Nippon Chemical Industrial Co., Ltd.**	1,000	1,412	0.00%
Nippon Paint Co., Ltd.	13,000	275,211	0.20%
Nippon Steel & Sumitomo Metal Corp.	101,000	323,120	0.23%
Rengo Co., Ltd.	14,000	66,907	0.05%
Sanyo Special Steel Co., Ltd.	11,000	51,049	0.04%
Shin-Etsu Polymer Co., Ltd.	6,500	31,962	0.02%
Sumitomo Seika Chemicals Co.	5,000	35,103	0.03%
Taiyo Nippon Sanso Corp.	4,000	35,428	0.03%
Tenma Corp.	1,200	18,710	0.01%
Toho Zinc Co., Ltd.	29,000	108,240	0.08%
Tokyo Ohka Kogyo Co., Ltd.	500	11,933	0.01%
Tokyo Rope Manufacturing Co., Ltd.	10,000	16,292	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Topy Industries Ltd.	24,000	$50,240	0.04%
Toyo Ink SC Holdings Co., Ltd.	14,000	69,119	0.05%
Ube Industries Ltd.	68,000	118,173	0.09%
Yamato Kogyo Co., Ltd.	600	17,596	0.01%
Yodogawa Steel Works Ltd.	5,000	22,167	0.02%
Zeon Corp.	7,000	74,925	0.05%
Total Materials		3,427,003	2.49%
Utilities
Chubu Electric Power Co., Inc.**	11,600	144,205	0.11%
Electric Power Development Co., Ltd.	9,900	321,610	0.23%
Kansai Electric Power Co., Inc.**	7,400	69,780	0.05%
Shikoku Electric Power Co., Inc.**	6,000	83,772	0.06%
Shizuoka Gas Co., Ltd.	1,700	11,666	0.01%
Total Utilities		631,033	0.46%
Total Japan		26,250,675	19.11%
Netherlands
Information Technology
ASML Holding NV – Adr	6,865	640,299	0.47%
Switzerland
Energy
Transocean Ltd.	4,196	188,946	0.14%
Industrials
Tyco International Ltd.	722	32,923	0.02%
Total Switzerland		221,869	0.16%
United Kingdom
Consumer Discretionary
InterContinental Hotels Group Plc. – Adr	1,471	61,061	0.04%
United States
Consumer Discretionary
American Eagle Outfitters Inc.	49,439	554,706	0.40%
Apollo Group Inc. – Class A**	174	5,438	0.00%
Arctic Cat Inc.	4,301	169,545	0.12%
Asbury Automotive Group Inc.**	940	64,616	0.05%
Ascena Retail Group Inc.**	4,214	72,059	0.05%
Beazer Homes USA Inc.**	893	18,735	0.01%
Bed Bath & Beyond Inc.**	7,266	416,923	0.30%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Best Buy Co., Inc.	8,135	$252,266	0.18%
BJ’s Restaurants Inc.**	6,278	219,165	0.16%
Bob Evans Farms Inc.	9,124	456,656	0.33%
Buffalo Wild Wings Inc.**	1,961	324,957	0.24%
Cheesecake Factory Inc.	174	8,077	0.01%
Chico’s FAS Inc.	8,147	138,173	0.10%
Chipotle Mexican Grill Inc.**	1,058	626,876	0.46%
Cinemark Holding Inc.	18,626	658,614	0.49%
Comcast Corp. – Class A	10,155	545,120	0.40%
Dana Holding Corp.	25,306	617,973	0.45%
Dick’s Sporting Goods Inc.	6,449	300,265	0.22%
DISH Network Corp. – Class A**	9,947	647,351	0.47%
Expedia Inc.	3,664	288,577	0.21%
Family Dollar Stores Inc.	334	22,091	0.02%
Graham Holdings Co.	12	8,617	0.01%
International Game Technology	22,034	350,561	0.25%
Las Vegas Sands Corp.	7,163	545,964	0.40%
La-Z-Boy Inc.	2,969	68,792	0.05%
Lithia Motors Inc. – Class A	1,799	169,232	0.12%
Lowe’s Companies, Inc.	9,968	478,364	0.35%
MDC Holdings Inc.	2,135	64,669	0.05%
Meritage Homes Corp.**	1,905	80,410	0.06%
Movado Group Inc.	1,371	57,130	0.04%
PetSmart Inc.	5,972	357,126	0.26%
Ralph Lauren Corp.	4,053	651,277	0.48%
Regis Corp.**	3,228	45,450	0.03%
Scripps Networks Interactive Inc. – Class A	1,271	103,129	0.07%
Select Comfort Corp.**	109	2,252	0.00%
Sonic Automotive Inc. – Class A	2,237	59,683	0.04%
Standard Pacific Corp.**	6,210	53,406	0.04%
Steven Madden Ltd.**	5,889	201,993	0.15%
Target Corp.	7,456	432,075	0.31%
Tempur-Pedic International Inc.**	288	17,194	0.01%
Texas Roadhouse Inc.	6,666	173,316	0.13%
TRW Automotive Holdings Corp.**	6,152	550,727	0.40%
Under Armour Inc. – Class A**	10,945	651,118	0.48%
Vail Resorts Inc.	1,124	86,750	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Williams-Sonoma Inc.	1,719	$123,390	0.09%
Yum! Brands Inc.	5,318	431,822	0.31%
Total Consumer Discretionary		12,172,630	8.86%
Consumer Staples
Avon Products Inc.	261	3,813	0.00%
Coca-Cola Enterprises Inc.	1,698	81,130	0.06%
ConAgra Foods Inc.	9,210	273,353	0.20%
Costco Wholesale Corp.	118	13,589	0.01%
Elizabeth Arden Inc.**	2,717	58,198	0.04%
Molson Coors Brewing Co. – Class B	718	53,247	0.04%
SUPERVALU Inc.**	9,210	75,706	0.06%
Sysco Corp.	5,564	208,372	0.15%
TreeHouse Foods Inc.**	1,351	108,175	0.08%
United Natural Foods Inc.**	479	31,183	0.02%
Total Consumer Staples		906,766	0.66%
Energy
Alon USA Energy Inc.	10,270	127,759	0.09%
Apache Corp.	6,396	643,566	0.47%
Atwood Oceanics Inc.**	2,744	144,005	0.10%
CVR Energy Inc.	43	2,072	0.00%
Delek US Holdings Inc.	16,106	454,672	0.33%
Denbury Resources Inc.	34,679	640,174	0.47%
Helix Energy Solutions Group Inc.**	11,124	292,673	0.21%
Hornbeck Offshore Services Inc.**	4,270	200,349	0.15%
National Oilwell Varco Inc.	7,635	628,742	0.46%
Oil States International Inc.**	5,793	371,273	0.27%
Peabody Energy Corp.	15,875	259,556	0.19%
Rosetta Resources Inc.**	5,233	287,030	0.21%
Superior Energy Services Inc.	3,123	112,865	0.08%
Tesoro Corp.	1,336	78,383	0.06%
Tidewater Inc.	2,792	156,771	0.11%
W&T Offshore Inc.	1,016	16,632	0.01%
Total Energy		4,416,522	3.21%
Financials
Apollo Investment Corp.	1,023	8,808	0.01%
Bank of America Corp.	10,056	154,561	0.11%
Bank of New York Mellon Corp.	16,880	632,662	0.46%
CBRE Group Inc.**	19,848	635,930	0.46%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Charles Schwab Corp.	11,278	$303,717	0.22%
CME Group Inc.	400	28,380	0.02%
Commerce Bancshares Inc.	2,133	99,184	0.07%
E*TRADE Financial Corp.**	7,139	151,775	0.11%
First Cash Financial Services Inc.**	5,985	344,676	0.25%
HCC Insurance Holdings Inc.	479	23,442	0.02%
IntercontinentalExchange Group	3,318	626,770	0.45%
JPMorgan Chase & Co.	5,501	316,968	0.23%
NASDAQ OMX Group Inc.	1,742	67,276	0.05%
Northern Trust Corp.	9,106	584,696	0.43%
Ocwen Financial Corp.**	2,335	86,628	0.06%
PNC Financial Services Group Inc.	295	26,270	0.02%
Principal Financial Group Inc.	5,724	288,948	0.21%
RLI Corp.	44	2,014	0.00%
Signature Bank NY**	721	90,976	0.07%
Texas Capital Bancshares Inc.**	11,874	640,602	0.47%
US Bancorp	14,552	630,393	0.46%
WR Berkley Corp.	1,057	48,950	0.04%
Total Financials		5,793,626	4.22%
Health Care
Aetna Inc.	1,186	96,161	0.07%
Align Technology Inc.**	631	35,361	0.03%
Alnylam Pharmaceuticals Inc.**	3,640	229,939	0.17%
Analogic Corp.	1,244	97,330	0.07%
Bristol-Myers Squibb Co.	7,381	358,052	0.26%
Bruker Corp.**	10,106	245,273	0.18%
Celgene Corp.**	7,362	632,249	0.46%
DexCom Inc.**	9,630	381,926	0.28%
Endologix Inc.**	2,838	43,166	0.03%
HMS Holdings Corp.**	25,387	518,149	0.38%
Hologic Inc.**	21,116	535,291	0.39%
Impax Laboratories Inc.**	2,943	88,261	0.06%
Intuitive Surgical Inc.**	500	205,900	0.15%
Magellan Health Services Inc.**	901	56,078	0.04%
Medivation Inc.**	1,770	136,432	0.10%
Medtronic Inc.	1,922	122,547	0.09%
Mettler-Toledo International Inc.**	22	5,570	0.00%
Momenta Pharmaceuticals Inc.**	1,504	18,168	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Patterson Cos Inc.	501	$19,794	0.01%
Quality Systems Inc.	9,883	158,622	0.12%
Regeneron Pharmaceuticals Inc.**	87	24,575	0.02%
Stryker Corp.	1,087	91,656	0.07%
Thoratec Corp.**	1,312	45,736	0.03%
Vertex Pharmaceuticals Inc.**	1,824	172,696	0.13%
Waters Corp.**	289	30,183	0.02%
Total Health Care		4,349,115	3.17%
Industrials
Actuant Corp. – Class A	457	15,798	0.01%
Acuity Brands Inc.	4,556	629,867	0.46%
Applied Industrial Technologies Inc.	22	1,116	0.00%
Armstrong World Industries Inc.**	174	9,993	0.01%
Avis Budget Group Inc.**	152	9,073	0.01%
Con-way Inc.	12,657	638,039	0.47%
Fluor Corp.	1,023	78,669	0.06%
General Cable Corp.	4,397	112,827	0.08%
Graco Inc.	1,067	83,311	0.06%
IDEX Corp.	7,926	639,945	0.47%
ITT Corp.	3,192	153,535	0.11%
JB Hunt Transport Services Inc.	522	38,513	0.03%
JetBlue Airways Corp.**	59,331	643,741	0.47%
KBR Inc.	26,553	633,289	0.46%
Kirby Corp.**	43	5,037	0.00%
Macquarie Infrastructure Co.	2,429	151,497	0.11%
Manitowoc Co., Inc.	18,078	594,043	0.43%
Masco Corp.	29,044	644,777	0.47%
Matson Inc.	2,124	57,008	0.04%
MSA Safety Inc.	3,702	212,791	0.16%
MSC Industrial Direct Co., Inc. – Class A	2,310	220,928	0.16%
Northrop Grumman Corp.	43	5,144	0.00%
Owens Corning	10	387	0.00%
Republic Services Inc.	16,867	640,440	0.47%
Simpson Manufacturing Co., Inc.	501	18,216	0.01%
Spirit Aerosystems Holdings Inc. – Class A**	1,328	44,754	0.03%
Terex Corp.	1,415	58,157	0.04%
TransDigm Group Inc.**	3,640	608,826	0.44%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
USG Corp.**	435	$13,107	0.01%
Valmont Industries Inc.	1,154	175,350	0.13%
Wabash National Corp.**	8,907	126,925	0.09%
Wabtec Corp.	2,686	221,837	0.16%
Watts Water Technologies Inc. – Class A	2,291	141,424	0.10%
Total Industrials		7,628,364	5.55%
Information Technology
Akamai Technologies Inc.**	4,531	276,663	0.20%
Alliance Data Systems Corp.**	1,808	508,500	0.37%
Aspen Technology Inc.**	4,003	185,739	0.14%
Atmel Corp.**	285	2,671	0.00%
Belden Inc.	87	6,800	0.00%
Cardtronics Inc.**	738	25,151	0.02%
Cisco Systems Inc.	544	13,518	0.01%
Concur Technologies Inc.**	835	77,939	0.06%
Constant Contact Inc.**	2,716	87,211	0.06%
CoreLogic Inc.**	718	21,798	0.02%
eBay Inc.**	12,620	631,757	0.46%
Electronics For Imaging Inc.**	3,004	135,781	0.10%
Entegris Inc.**	46,992	645,905	0.47%
Fair Isaac Corp.	3,132	199,696	0.15%
Fairchild Semiconductor International Inc.**	37,990	592,644	0.43%
FLIR Systems Inc.	1,151	39,974	0.03%
Integrated Device Technology Inc.**	42,336	654,514	0.49%
Jabil Circuit Inc.	31,028	648,485	0.47%
JDS Uniphase Corp.**	9,883	123,241	0.09%
KLA-Tencor Corp.	8,689	631,169	0.46%
Kulicke & Soffa Industries Inc.**	9,211	131,349	0.10%
Leidos Holdings Inc.	815	31,247	0.02%
Microsemi Corp.**	43	1,151	0.00%
MKS Instruments Inc.	481	15,026	0.01%
Monolithic Power Systems Inc.	387	16,390	0.01%
National Instruments Corp.	19,985	647,314	0.47%
NETGEAR Inc.**	43	1,495	0.00%
Netscout Systems Inc.**	6,390	283,333	0.21%
OSI Systems Inc.**	331	22,094	0.02%
Power Integrations Inc.	381	21,923	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Rackspace Hosting Inc.**	1,788	$60,184	0.04%
Red Hat Inc.**	11,534	637,484	0.46%
Sanmina Corp.**	12,445	283,497	0.21%
Semtech Corp.**	2,554	66,787	0.05%
Silicon Laboratories Inc.**	5,138	253,047	0.18%
Stamps.com Inc.**	88	2,965	0.00%
Symantec Corp.	174	3,985	0.00%
Synchronoss Technologies Inc.**	348	12,166	0.01%
SYNNEX Corp.**	1,572	114,520	0.08%
Teradata Corp.**	4,235	170,247	0.12%
TIBCO Software Inc.**	30,184	608,811	0.44%
TiVo Inc.**	5,333	68,849	0.05%
Western Union Co.	37,357	647,770	0.47%
WEX Inc.**	1,178	123,655	0.09%
Yahoo! Inc.**	5,954	209,164	0.15%
Total Information Technology		9,943,609	7.24%
Materials
Airgas Inc.	3,955	430,739	0.32%
American Vanguard Corp.	9,948	131,513	0.10%
Ashland Inc.	1,147	124,725	0.09%
Axiall Corp.	710	33,562	0.02%
Ball Corp.	7,664	480,379	0.35%
Commercial Metals Co.	196	3,393	0.00%
Cytec Industries Inc.	22	2,319	0.00%
Eagle Materials Inc.	65	6,128	0.00%
Greif Inc.	360	19,642	0.01%
Louisiana-Pacific Corp.**	18,293	274,761	0.20%
LSB Industries Inc.**	711	29,627	0.02%
NewMarket Corp.	22	8,626	0.01%
PPG Industries Inc.	1,481	311,232	0.23%
RPM International Inc.	13,853	639,732	0.47%
Schnitzer Steel Industries Inc. – Class A	4,287	111,762	0.08%
Sigma-Aldrich Corp.	1,888	191,594	0.14%
Steel Dynamics Inc.	11,674	209,548	0.15%
Westlake Chemical Corp.	5,780	484,133	0.35%
Total Materials		3,493,415	2.54%
Telecommunication Services
AT&T Inc.	1,655	58,521	0.04%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Utilities
Avista Corp.	1,110	$37,207	0.03%
CenterPoint Energy Inc.	24,078	614,952	0.45%
Dynegy Inc.**	12,182	423,934	0.31%
FirstEnergy Corp.	3,418	118,673	0.09%
New Jersey Resources Corp.	7,461	426,471	0.31%
NorthWestern Corp.	2,515	131,258	0.10%
Portland General Electric Co.	566	19,623	0.01%
TECO Energy Inc.	1,720	31,786	0.02%
UIL Holdings Corp.	409	15,832	0.01%
Westar Energy Inc.	16,661	636,284	0.46%
WGL Holdings Inc.	3,404	146,712	0.11%
Total Utilities		2,602,732	1.90%
Total United States		51,365,300	37.39%
Total securities sold short (proceeds – $79,127,698)		$81,134,417	59.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

TOTAL RETURN SWAP CONTRACTS***

	Counterparty	Termination Date	Notional Amount (cost in foreign currency)	Fair Value ($)	% of Net Asset Value
Long
Euro	UBS	5/4/2018	9,213,088	$0	0.00%
Norwegian Krone	UBS	5/2/2017	9,033,647	0	0.00%
South African Rand	UBS	5/2/2017	9,745,035	0	0.00%
Swedish Krona	UBS	5/2/2017	10,075,835	0	0.00%
Swiss Franc	UBS	5/2/2017	2,042,178	0	0.00%
British Pound	UBS	5/4/2018	5,056,845	0	0.00%
Net long total return swaps				0	0.00%
Short
Euro	UBS	5/4/2018	(9,256,184)	0	0.00%
Norwegian Krone	UBS	5/2/2017	(8,708,882)	0	0.00%
South African Rand	UBS	5/2/2017	(8,947,752)	0	0.00%
Swedish Krona	UBS	5/2/2017	(9,586,777)	0	0.00%
Swiss Franc	UBS	5/2/2017	(2,099,507)	0	0.00%
British Pound	UBS	5/4/2018	(5,098,974)	0	0.00%
Net short total return swaps				0	0.00%
Net total return swaps				$0	0.00%

*	Non-income producing security.
**	Security did not pay a dividend during the previous twelve months.
***	See Pages 46 – 68 for the detail underlying positions of the total return swaps. The fair value of all open total return swap contracts is $0 due to the monthly reset which occurred at June 30, 2014. See Note 1.E. for a discussion of total return swap contracts.

Adr — American Depository Receipt

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

DETAIL UNDERLYING POSITIONS OF THE TOTAL RETURN SWAPS

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO
Austria
	Cat Oil AG	740	$0
Total Austria			0
Belgium
	Ablynx NV	1,973	0
	Ackermans & Van Haaren NV	828	0
	Colruyt SA	6,278	0
	Compagnie D'entreprises CFE	44	0
	Elia System Operator SA/NV	430	0
	Euronav NV	22	0
	EVS Broadcast Eq	75	0
	Exmar NV	141	0
	Groupe Bruxelles Lambert SA	65	0
	Sofina SA	695	0
	Telenet Group Holding NV	962	0
	Tessenderlo Chemie NV	673	0
	Warehouses De Pauw SCA	206	0
Total Belgium			0
Finland
	Amer Sports OYJ	914	0
	Cargotec OYJ	2,678	0
	Elisa OYJ	4,131	0
	Huhtamaki OYJ	2,269	0
	Kesko OYJ	384	0
	Stora Enso OYJ	20,647	0
	Wartsila OYJ	1,285	0
Total Finland			0
France
	Alten SA	613	0
	Bouygues SA	261	0
	Cie Generale Des Etablissements Michelin	2,243	0
	Credit Agricole SA	30,176	0
	Faurecia	174	0
	Gameloft	1,654	0
	GDF Suez	1,546	0
	Gecina SA	588	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
France (continued)
	Groupe Eurotunnel SA	1,807	$0
	Havas SA	4,275	0
	Iliad SA	87	0
	Imerys SA	479	0
	Ingenico	788	0
	Ipsos	741	0
	Jcdecaux SA	9,775	0
	Lagardere SCA	1,677	0
	Legrand SA	4,611	0
	Natixis	14,979	0
	Orange	13,412	0
	Pernod-Ricard SA	2,765	0
	Rubis SCA	597	0
	Sanofi	3,984	0
	Suez Environnement Co	9,297	0
	Teleperformance	174	0
	Total SA	1,829	0
	Ubisoft Entertainment	13,179	0
	Vallourec SA	1,371	0
	Vilmorin & Cie	210	0
	Wendel SA	1,358	0
	Zodiac Aerospace	5,051	0
Total France			0
Germany
	Adidas AG	4,311	0
	Alstria Office Reit-AG	1,363	0
	Amadeus Fire AG	240	0
	Aurelius AG	131	0
	Aurubis AG	327	0
	Axel Springer AG	348	0
	Bayer AG	3,048	0
	Bechtle AG	573	0
	Beiersdorf AG	4,442	0
	Brenntag AG	1,188	0
	Cewe Color Holding AG	456	0
	Continental AG	43	0
	CTS Eventim	3,092	0
	Deutz AG	1,247	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
Germany (continued)
	Elringklinger AG	369	$0
	Fielmann AG	130	0
	Fraport AG Frankfurt Airport Services Worldwide	3,062	0
	Fresenius Se & Co KGaA	22	0
	Fuchs Petrolub AG	1,803	0
	Gerresheimer AG	327	0
	Gerry Weber International AG	3,119	0
	Gildemeister AG	1,621	0
	Henkel AG& Co KGaA	784	0
	Hochtief AG	645	0
	Jenoptik AG	1,737	0
	Jungheinrich AG	1,349	0
	K&S AG	1,362	0
	Lanxess AG	3,596	0
	LPKF Laser & Ele	58	0
	Morphosys AG	1,128	0
	Muenchener Rueckversicherungs AG	479	0
	Rheinmetall AG	283	0
	Sartorius AG	197	0
	Sixt AG	115	0
	Sky Deutschland AG	3,891	0
	Takkt AG	98	0
	Thyssenkrupp AG	3,731	0
	Tui AG	1,807	0
	United Internet AG	3,354	0
	Vossloh AG	1,259	0
	Wincor Nixdorf AG	1,757	0
Total Germany			0
Netherlands
	Aalberts Industries NV	174	0
	Airbus Group NV	196	0
	Akzo Nobel NV	1,655	0
	Arcadis NV	22	0
	ASM International NV	3,014	0
	BE Semiconductor Industries NV	557	0
	Brunel International NV	1,456	0
	Corbion NV	1,083	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
Netherlands (continued)
	Heineken NV	348	$0
	Ing Groep NV	2,939	0
	Koninklijke Wessanen NV	43	0
	Randstad Holding NV	7,882	0
	STMicroelectronics NV	23,340	0
	Ten Cate	239	0
	TKH Group NV	247	0
	Unilever NV	762	0
	Vastned Retail NV	43	0
Total Netherlands			0
Portugal
	Sonae Sgps SA	250,389	0
	Sonaecom Sgps SA	535	0
	Zon Multimedia Servicos De T	6,740	0
Total Portugal			0
Spain
	ACS Actividades Cons Y Serv	305	0
	Amadeus It Holding SA-A Shs	10,493	0
	Atresmedia Corp De Medios Comunicacion SA	1,916	0
	Banco De Sabadell SA	25,790	0
	Banco Popular Espanol SA	65	0
	Duro Felguera SA	2,208	0
	Ebro Foods SA	1,136	0
	Endesa SA	2,177	0
	Grifols SA	7,773	0
	Indra Sistemas SA	958	0
	Repsol YPF SA	13,303	0
	Tecnicas Reunidas SA	2,582	0
Total Spain			0
United Kingdom
	Jazztel Plc	7,174	0
	Royal Dutch Shell Plc	10,429	0
	Tipp24 AG	22	0
Total United Kingdom			0
Net unrealized gain on long euro swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG NORWEGIAN KRONE
Bermuda
	BW Offshore Ltd.	10,028	$0
	Golden Ocean Group Ltd.	39,917	0
Total Bermuda			0
Norway
	Aker ASA	185	0
	DNB ASA	6,873	0
	DNO ASA	893	0
	Fred Olsen Energy ASA	2,523	0
	Gjensidige Forsikring ASA	10,020	0
	Norsk Hydro ASA	20,052	0
	Orkla ASA	21,237	0
	Statoil ASA	13,825	0
	Storebrand ASA	370	0
	Yara International ASA	5,595	0
Total Norway			0
Net unrealized gain on long norwegian krone swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG SOUTH AFRICAN RAND
Luxembourg
	Reinet Investments SCA	5,465	$0
Total Luxembourg			0
South Africa
	Adcock Ingram Holdings Ltd.	403	0
	Anglo American Platinum Ltd.	414	0
	Bidvest Group Ltd.	16,003	0
	Coronation Fund Managers Ltd.	9,017	0
	Impala Platinum Holdings Ltd.	2,700	0
	Imperial Holdings Ltd.	784	0
	Liberty Holdings Ltd.	28	0
	Mediclinic International Ltd.	2,837	0
	MMI Holdings Ltd.	457	0
	MTN Group Ltd.	806	0
	Omnia Holdings Ltd.	920	0
	Reunert Ltd.	4,166	0
	Sasol Ltd.	4,031	0
	Telkom SA Soc Ltd.	2,330	0
Total South Africa			0
Net unrealized gain on long south african rand swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG SWEDISH KRONA
Luxembourg
	Millicom International Cellular SA	334	$0
Total Luxembourg			0
Sweden
	Aak AB	10	0
	Af AB	603	0
	Assa Abloy AB	1,763	0
	Elekta AB	5,966	0
	Fabege AB	2,477	0
	Hennes & Mauritz AB	7,751	0
	Hufvudstaden AB	2,549	0
	Investor AB	762	0
	Jm AB	501	0
	Klovern AB	9,401	0
	Meda Ab-A Shs	1,974	0
	Skanska AB	2,134	0
	Svenska Cellulosa AB	14,173	0
	Svenska Handelsbanken AB	5,574	0
	Swedish Match AB	348	0
	Tele2 AB	174	0
	Trelleborg AB	435	0
	Wallenstam AB	219	0
	Wihlborgs Fastigheter AB	2,271	0
Total Sweden			0
Net unrealized gain on long swedish krona swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG SWISS FRANC
Switzerland
	Adecco SA	893	$0
	Aryzta AG	886	0
	Baloise Holding AG	405	0
	Bossard Holding AG	171	0
	Clariant AG	348	0
	Daetwyler Holding AG	285	0
	Georg Fischer AG	598	0
	Helvetia Holding AG	130	0
	Implenia AG	1,035	0
	Julius Baer Group Ltd	209	0
	Kuehne & Nagel Intl AG-Reg	43	0
	Kuoni Reisen Holding AG	440	0
	Logitech International SA	2,417	0
	Nestle SA	3,914	0
	Novartis AG	3,501	0
	Sonova Holding AG	43	0
	Swisscom AG	735	0
	Syngenta AG	479	0
	Tecan Group AG	109	0
	Vontobel Holding AG-Reg	239	0
Total Switzerland			0
Net unrealized gain on long swiss franc swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND
Canada
	Entertainment One Ltd.	2,680	$0
Total Canada			0
Gibraltar
	888 Holdings	19,435	0
	Bwin.Party Digital Entertainment Plc	21,491	0
Total Gibraltar			0
Ireland
	CRH Plc	16,609	0
	Dragon Oil Plc	893	0
	Greencore Group Plc	27,931	0
	Petroceltic International Plc	261	0
	United Drug Plc	1,677	0
Total Ireland			0
Jersey
	Henderson Group Plc	36,207	0
	Regus Plc	30,288	0
	Wolseley Plc	2,176	0
Total Jersey			0
Spain
	International Consolidated Airlines Group SA	15,719	0
Total Spain			0
United Kingdom
	A.G.Barr Plc	591	0
	Advanced Computer Software Group Plc	1,923	0
	Afren Plc	84,072	0
	African Barrick Gold Plc	11,213	0
	Amec Plc	805	0
	Ashtead Group Plc	479	0
	Associated British Foods Plc	4,093	0
	Astrazeneca Plc	3,890	0
	Aveva Group Plc	1,285	0
	Aviva Plc	7,150	0
	Babcock International Group Plc	15,631	0
	Barratt Developments Plc	5,008	0
	Berendsen Plc	4,042	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	BG Group Plc	15,132	$0
	Bodycote Plc	2,632	0
	BP Plc	12,759	0
	Brewin Dolphin Holdings Plc	1,416	0
	British American Tobacco Plc	610	0
	Britvic Plc	5,967	0
	BT Group Plc	6,118	0
	Bunzl Plc	392	0
	Carillion Plc	24,493	0
	Carnival Plc	762	0
	Cineworld Group	43	0
	Close Brothers Group Plc	1,045	0
	Cobham Plc	23,492	0
	Computacenter Plc	22	0
	Cranswick Plc	1,192	0
	Croda International Plc	2,688	0
	Daily Mail Tst A	3,613	0
	Derwent London Plc	2,254	0
	Domino Printing Sciences Plc	9,670	0
	Domino's Pizza Group Plc	2,700	0
	Drax Group Plc	2,351	0
	DS Smith Plc	67,533	0
	Dunelm Group Plc	3,183	0
	Easyjet Plc	131	0
	Electrocomponents Plc	3,658	0
	Elementis Plc	9,582	0
	Faroe Petroleum Plc	53,816	0
	Fidessa Group Plc	265	0
	Glaxosmithkline Plc	8,687	0
	Grainger Plc	10,411	0
	Greggs Plc	2,316	0
	Hansteen Holdings Plc	6,501	0
	Hargreaves Services Plc	626	0
	Hikma Pharmaceuticals Plc	218	0
	Home Retail Group Plc	34,885	0
	IG Group Holdings Plc	14,580	0
	IMI Plc	10,733	0
	Imperial Tobacco Group Plc	1,873	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	International Personal Finance Plc	501	$0
	Interserve Plc	7,260	0
	ITE Group Plc	631	0
	James Fisher & Sons Plc	108	0
	Jardine Lloyd Thompson Group Plc	678	0
	JD Wetherspoon Plc	1,448	0
	Keller Group Plc	850	0
	Kesa Electricals Plc	8,813	0
	Kingfisher Plc	7,272	0
	Lloyds Banking Group Plc	588	0
	Lonmin Plc	2,918	0
	Lookers Plc	12,306	0
	Man Group Plc	13,539	0
	Marston's Plc	980	0
	Mears Group Plc	68	0
	Melrose Plc	14,616	0
	Michael Page International Plc	218	0
	Micro Focus International Plc	22	0
	Mitchells & Butlers Plc	17,799	0
	Monitise Plc	23,969	0
	N Brown Group Plc	131	0
	National Express Group Plc	11,474	0
	National Grid Plc	6,696	0
	NCC Group Ltd.	241	0
	Paragon Group Of Cos Plc	13,414	0
	Pennon Group Plc	5,507	0
	Perform Group Plc	1,272	0
	Persimmon Plc	11,382	0
	Premier Oil Plc	7,185	0
	Primary Health Properties Plc	444	0
	Prudential Plc	5,269	0
	Quintain Estates & Development Plc	17,349	0
	Redrow Plc	10,830	0
	Rentokil Initial Plc	392	0
	Ricardo Plc	2,193	0
	Rockhopper Exploration Plc	7,939	0
	RPC Group Plc	947	0
	Safestore Holdings Ltd.	7,905	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	Sage Group Plc The	16,111	$0
	Schroders Plc	6,248	0
	Segro Plc	44,180	0
	Senior Plc	6,149	0
	Severn Trent Plc	348	0
	Smith & Nephew Plc	5,683	0
	Soco International Plc	3,346	0
	Spectris Plc	1,239	0
	Spirax-Sarco Engineering Plc	675	0
	Sports Direct International Plc	24,830	0
	Standard Chartered Plc	13,869	0
	Supergroup Plc	3,160	0
	Ted Baker Plc	1,553	0
	Telecom Plus Plc	733	0
	Trinity Mirror Plc	13,950	0
	Tullow Oil Plc	4,681	0
	Unite Group Plc	13,959	0
	Weir Group Plc	893	0
	WH Smith Plc	4,557	0
	Whitbread Plc	196	0
	Workspace Group Plc	139	0
	WS Atkins Plc	215	0
	Xchanging Plc	7,223	0
	Yule Catto & Co Plc	20,781	0
Total United Kingdom			0
Net unrealized gain on long british pound swap contracts			0
Net long total return swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO
Belgium
	Ageas	(348)	$0
	Barco NV	(589)	0
	Befimmo SCA Sicafi	(109)	0
	Cofinimmo	(297)	0
	Gimv NV	(22)	0
	KBC Groep NV	(3,897)	0
	Solvay SA	(1,863)	0
Total Belgium			0
Finland
	Fortum OYJ	(3,188)	0
	Kemira OYJ	(9,280)	0
	Nokia OYJ	(34,537)	0
	Yit OYJ	(1,537)	0
Total Finland			0
France
	Accor SA	(1,185)	0
	Aeroports De Paris	(22)	0
	Air France-Klm	(2,547)	0
	Air Liquide SA	(2,090)	0
	Altran Technologies SA	(22)	0
	BNP Paribas SA	(2,852)	0
	Cap Gemini SA	(305)	0
	Casino Guichard Perrachon SA	(2,395)	0
	Cie Generale De Geophysique – Veritas	(13,520)	0
	Cie Generale D'optique Essilor International SA	(2,526)	0
	Danone SA	(4,093)	0
	Derichebourg SA	(9,603)	0
	Edenred	(22)	0
	Electricite De France SA	(1,894)	0
	Fonciere Des Regions	(2,625)	0
	Icade	(479)	0
	Kering	(546)	0
	Mercialys SA	(103)	0
	Metropole Television SA	(3,843)	0
	Montupet	(43)	0
	Nexity SA	(515)	0
	Peugeot SA	(21,076)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
France (continued)
	Publicis Groupe SA	(1,089)	$0
	Rallye SA	(5,250)	0
	Renault SA	(1,002)	0
	Rexel SA	(771)	0
	Saft Groupe SA	(2,855)	0
	Schneider Electric SA	(1,633)	0
	Societe Bic SA	(1,419)	0
	Technip SA	(1,959)	0
	Unibail-Rodamco SE	(1,110)	0
	Valeo SA	(588)	0
	Veolia Environnement SA	(1,306)	0
	Vinci SA	(109)	0
Total France			0
Germany
	Aareal Bank AG	(1,649)	0
	Borussia Dortmund Gmbh & Co KGaA	(4,311)	0
	Commerzbank AG	(18,681)	0
	CompuGroup Holding	(334)	0
	Deutsche Bank AG	(6,162)	0
	Deutsche Beteiligungs AG	(305)	0
	Deutsche Boerse AG	(218)	0
	Deutsche Lufthansa AG	(4,703)	0
	Deutsche Post AG	(1,873)	0
	Deutsche Telekom AG	(9,101)	0
	Dialog Semiconductor Plc	(871)	0
	Draegerwerk AG& Co KGaA	(206)	0
	Drillisch AG	(2,373)	0
	Duerr AG	(567)	0
	Fresenius Medical Care AG & Co KGaA	(131)	0
	Gea Group AG	(6,728)	0
	Hamborner Reit AG	(610)	0
	Hamburger Hafen Und Logistik AG	(2,264)	0
	Heidelbergcement AG	(370)	0
	Heidelberger Druckmaschinen	(43,458)	0
	Hugo Boss AG	(2,127)	0
	Indus Holding AG	(87)	0
	Krones AG	(1,120)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
Germany (continued)
	Kuka AG	(769)	$0
	Leoni AG	(239)	0
	Linde AG	(1,532)	0
	Patrizia Immobil	(22)	0
	Prosiebensat.1 Media AG	(7,054)	0
	Puma SE	(418)	0
	QSC AG	(6,241)	0
	SAP AG	(2,678)	0
	Stada Arzneimittel AG	(1,808)	0
	Stratec Biomedical AG	(176)	0
	Tag Tegernsee	(940)	0
	Wacker Const Equip NPV	(3,270)	0
Total Germany			0
Luxembourg
	Acrelormittal	(610)	0
	Eurofins Scientific	(119)	0
	Gagfah SA	(370)	0
	SES SA	(5,539)	0
Total Luxembourg			0
Netherlands
	ASML Holding NV	(3,462)	0
	Binckbank NV	(9,541)	0
	Koninklijke Vopak NV	(512)	0
	Nieuwe Steen Investments NV	(3,289)	0
	Qiagen NV	(13,133)	0
	Reed Elsevier NV	(12,410)	0
	Tomtom NV	(34,927)	0
Total Netherlands			0
Portugal
	Banco Espirito Santo SA	(50,926)	0
	Galp Energia-B	(14,780)	0
	Jeronimo Martins	(1,546)	0
	Portucel Empresa Produtora	(9,044)	0
Total Portugal			0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
Spain
	Almirall SA	(152)	$0
	Enagas SA	(7,250)	0
	Gas Natural Sdg SA	(10,000)	0
	Iberdrola SAC	(41,521)	0
	Inditex	(1,689)	0
	Red Electrica Corporacion SA	(479)	0
	Telefonica SA	(18,506)	0
	Viscofan SA	(5,410)	0
Total Spain			0
United Kingdom
	Dic Asset AG	(2,767)	0
Total United Kingdom			0
Net unrealized gain on short euro swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT NORWEGIAN KRONE
Bermuda
	Seadrill Ltd.	(8,126)	$0
Total Bermuda			0
Cyprus
	Prosafe SE	(1,755)	0
Total Cyprus			0
Luxembourg
	Subsea 7 SA	(6,245)	0
Total Luxermbourg			0
Norway
	Marine Harvest	(24,124)	0
	Opera Software ASA	(305)	0
	Petroleum Geo-Services ASA	(17,814)	0
	Salmar ASA	(16,178)	0
	Schibsted ASA	(239)	0
	TGS Nopec Geophysical Co ASA	(4,681)	0
Total Norway			0
Net unrealized gain on short norwegian krone swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT SOUTH AFRICAN RAND
South Africa
	Aeci Ltd.	(1,878)	$0
	African Rainbow Minerals Ltd.	(3,767)	0
	Aspen Pharmacare Holdings Ltd.	(2,076)	0
	Barclays Africa Group Ltd.	(1,699)	0
	Exxaro Resources Ltd.	(1,046)	0
	Harmony Gold Mining Co Ltd.	(4,441)	0
	Kumba Iron Ore Ltd.	(7,561)	0
	Life Healthcare Group Holdings Ltd.	(65)	0
	Naspers Ltd.	(1,241)	0
	Network Healthcare Holdings Ltd.	(5,881)	0
	Remgro Ltd.	(10,773)	0
	Vodacom Group Ltd.	(479)	0
Total South Africa			0
Net unrealized gain on short south african rand swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT SWEDISH KRONA
Sweden
	Arcam AB	(2,999)	$0
	Billerudkorsnas AB	(522)	0
	Boliden AB	(131)	0
	Castellum AB	(1,219)	0
	Electrolux AB	(12,751)	0
	Fastighets AB Balder	(712)	0
	Getinge AB	(5,800)	0
	Hexagon AB	(7,990)	0
	Lundin Petroleum AB	(8,036)	0
	Modern Times Group AB	(327)	0
	Saab AB	(1,851)	0
	Sandvik AB	(348)	0
	Swedbank AB	(2,440)	0
	Swedish Orphan Biovitrum AB	(10,725)	0
	Telefonaktiebolaget Lm Ericsson	(893)	0
	Volvo AB	(7,620)	0
Total Sweden			0
Net unrealized gain on short swedish krona swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT SWISS FRANC
Austria
	AMS AG	(487)	$0
Total Austria			0
Switzerland
	Actelion Ltd.	(1,516)	0
	AFG Arbonia-Forster Holding AG	(264)	0
	Credit Suisse Group AG	(6,553)	0
	GAM Holding AG	(6,838)	0
	Geberit AG-Reg	(914)	0
	Komax Holding AG	(87)	0
	Kudelski SA	(207)	0
	Lonza Group AG	(1,067)	0
	Meyer Burger Technology AG	(5,236)	0
	OC Oerlikon Corp AG	(610)	0
	Pargesa Holding SA	(678)	0
	Rieter Holding AG	(1,098)	0
	Swatch Group AG	(543)	0
	Temenos Group AG	(1,589)	0
	Transocean Ltd.	(3,941)	0
	U-Blox AG	(22)	0
	Zurich Insurance Group AG	(1,052)	0
Total Switzerland			0
Net unrealized gain on short swiss franc swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT BRITISH POUND
Bermuda
	Hiscox Ltd.	(327)	$0
	Petra Diamonds Ltd.	(18,971)	0
	Signet Jewelers Ltd.	(591)	0
Total Bermuda			0
Canada
	Ithaca Energy Inc.	(13,403)	0
Total Canada			0
Cayman Islands
	Phoenix Group Holdings	(566)	0
Total Cayman Islands			0
Isle Of Man
	Optimal Payments Plc	(27,725)	0
Total Isle of Man			0
Jersey
	Cape Plc	(9,798)	0
	Experian Plc	(2,090)	0
	UBM Plc	(11,987)	0
	WPP Plc	(14,537)	0
Total Jersey			0
United Kingdom
	Admiral Group Plc	(12,367)	0
	Anglo Pacific Group Plc	(2,813)	0
	Anite Plc	(56,206)	0
	Ashmore Group Plc	(20,810)	0
	BAE Systems Plc	(3,679)	0
	Balfour Beatty Plc	(14,074)	0
	BBA Aviation Plc	(131)	0
	Bellway Plc	(12,026)	0
	Berkeley Group Holdings Plc	(3,614)	0
	BHP Billiton Plc	(9,797)	0
	British Sky Broadcasting Group Plc	(6,052)	0
	Cairn Energy Plc	(2,431)	0
	Capita Plc	(8,520)	0
	Chemring Group Plc	(4,584)	0
	Chesnara Plc	(55)	0
	CSR Plc	(1,241)	0
	Dart Group Plc	(8,451)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT BRITISH POUND (continued)
United Kingdom (continued)
	Dechra Pharmaceuticals Plc	(2,572)	$0
	Devro Plc	(25,527)	0
	Diageo Plc	(1,089)	0
	Diploma Plc	(2,221)	0
	Enquest Plc	(36,512)	0
	Ferrexpo Plc	(12,571)	0
	Fenner Plc	(19,871)	0
	Firstgroup Plc	(9,581)	0
	Galliford Try Plc	(22)	0
	Genus Plc	(6,906)	0
	Go-Ahead Group Plc	(2,597)	0
	Halma Plc	(9,000)	0
	Hargreaves Lansdown Plc	(1,152)	0
	Hays Plc	(441)	0
	Howden Joinery Group Plc	(2,177)	0
	HSBC Holdings Plc	(30,746)	0
	Hunting Plc	(240)	0
	Icap Plc	(1,288)	0
	Inchcape Plc	(29,490)	0
	Informa Plc	(6,361)	0
	Inmarsat Plc	(348)	0
	Intercontinental Hotels Group Plc	(7,882)	0
	ITV Plc	(42,804)	0
	J Sainsbury Plc	(52,623)	0
	John Menzies Plc	(5,447)	0
	John Wood Group Plc	(1,110)	0
	Jupiter Fund Management Plc	(9,517)	0
	Kcom Group Plc	(16,822)	0
	Ladbrokes Plc	(29,934)	0
	Marks & Spencer Group Plc	(41,058)	0
	Meggitt Plc	(19,159)	0
	Millennium & Copthorne Hotels Plc	(5,755)	0
	Mondi Plc	(1,762)	0
	Moneysupermarket.Com Group Plc	(25,747)	0
	Morgan Sindall Plc	(532)	0
	Ocado Group Plc	(3,014)	0
	Oxford Instruments Plc	(456)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
June 30, 2014 (Unaudited)

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT BRITISH POUND (continued)
United Kingdom (continued)
	Paypoint Plc	(949)	$0
	Premier Farnell Plc	(14,215)	0
	Provident Financial Plc	(4,091)	0
	PZ Cussons Plc	(692)	0
	Renishaw Plc	(43)	0
	Restaurant Group Plc	(1,907)	0
	Rexam Plc	(34,687)	0
	Rio Tinto Plc	(6,031)	0
	Rolls-Royce Holdings Plc	(4,790)	0
	Royal Bank Of Scotland Group Plc	(131)	0
	RPS Group Plc	(196)	0
	Savills Plc	(11,912)	0
	SDL Plc	(1,794)	0
	Serco Group Plc	(14,872)	0
	Shaftesbury Plc	(1,461)	0
	Spirent Communications Plc	(1,948)	0
	St Modwen Props	(816)	0
	Synergy Health Care	(1,359)	0
	Talktalk Telecom Group Plc	(25,067)	0
	Tate & Lyle Plc	(1,655)	0
	Taylor Wimpey Plc	(161,953)	0
	Telecity Group Plc	(24,888)	0
	Tesco Plc	(45,134)	0
	Thomas Cook Group Plc	(25,777)	0
	TT Electronics	(7,909)	0
	TUI Travel Plc	(1,633)	0
	Ultra Electronics Holdings Plc	(4,521)	0
	United Utilities Group Plc	(4,137)	0
	Vectura Group Plc	(9,920)	0
	Vedanta Resources Plc	(1,982)	0
	Vesuvius Plc	(20,816)	0
	Vodafone Group Plc	(9,993)	0
	XAAR Plc	(3,970)	0
Total United Kingdom			0
Net unrealized gain on short british pound swap contracts			0
Net short total return swap contracts			$0
Net unrealized gain on total return swap contracts			$0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
June 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (cost – $80,613,799)	$81,186,315
Cash deposits with custodian (Restricted cash of $8,540,068)*	37,695,918
Cash deposits with securities broker (Restricted cash of $46,318,978)**	82,293,401
Cash deposits with OTC derivative counterparties***	613,425
Restricted cash deposits with futures broker****	19,507,562
Cash	1,276,955
Net unrealized gain on open futures contracts	2,903,171
Net unrealized gain on open forward currency contracts	1,596,432
Receivable for securities sold	45,547,995
Interest receivable	130,124
Dividends receivable	48,958
Prepaid expenses	8,746
Total Assets	$272,809,002
LIABILITIES
Securities sold short, at value (proceeds – $79,127,698)	81,134,417
Payable for securities purchased	45,446,991
Due to OTC derivative counterparty, net	89,554
Accrued commissions and other fees on open futures and forward currency contracts	33,704
Redemptions payable	7,808,655
Trading management fee payable	240,927
Sales fee payable	240,927
Dividends payable	72,480
Securities brokerage fees payable	168,038
Offering costs payable	39,287
Accounts payable	166,257
Total liabilities	135,441,237
NET ASSETS	$137,367,765
SHAREHOLDERS' CAPITAL (Net Asset Value)
105,397.900 shares outstanding at June 30, 2014; unlimited shares authorized	$137,367,765
Total shareholders' capital (Net Assets) (equivalent to $1,303.33 per share based on 105,397.900 shares outstanding)	$137,367,765

*	Including foreign currency valued at $329,866 with a cost of $329,866 with custodian.
**	Net of foreign currency valued at $2,235,818 with a cost of $2,232,373 with securities broker.
***	Including foreign currency valued at $547,545 with a cost of $539,443 with OTC derivative counterparty.
****	Including foreign currency at $10,067,816 with a cost of $10,037,001 with futures broker.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Operations
For The Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $38,459)	$504,979
Interest income	812,422
Total investment income	1,317,401
EXPENSES
Sales fee	1,388,677
Trading management fee	1,406,426
Stock loan fees	939,255
Dividends on securities sold short	597,411
Custodian fees	457,713
Offering costs	283,070
Professional fees	130,399
Administrator fees and expenses	64,387
Trustees' fees	50,000
Total expenses	5,317,338
Net investment loss	(3,999,937)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments
Investment securities trading and foreign currency	6,892,241
Securities sold short and foreign currency	(6,434,138)
Swaps trading, net of trading commissions and fees	377,411
Futures trading, net of trading commissions and fees	(3,690,971)
Forwards trading, net of trading commissions and fees	(3,525,547)
Net realized loss from investments	(6,381,004)
Net change in unrealized appreciation (depreciation) on investments
Investment securities trading and foreign currency	(877,129)
Investment securities sold short and foreign currency	2,181,572
Swaps trading, net	(3,402)
Futures trading, net	(707,758)
Forwards trading, net	777,733
Net change in unrealized appreciation on investments	1,371,016
Net realized and unrealized loss from investments	(5,009,988)
Net decrease in net assets from operations	$(9,009,925)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Changes in Shareholders’ Capital (Net Assets)
For The Six Months Ended June 30, 2014
And The Year Ended December 31, 2013 (Unaudited)

	Total Number of Shares	Shareholder's Capital (Net Assets)
Balances at January 1, 2013	109,184.389	$139,752,730
Increase (decrease) in net assets from operations:
Net investment loss		(9,728,563)
Net realized gain on investments		21,628,584
Net change in unrealized depreciation of investments		(796,831)
Net increase in net assets from operations		11,103,190
Capital Transactions:
Shareholder subscriptions	29,917.123	41,406,426
Shareholder repurchases	(30,632.263)	(42,014,309)
Total capital transactions	(715.140)	(607,883)
Balances at December 31, 2013	108,469.249	$150,248,037
Increase (decrease) in net assets from operations:
Net investment loss		(3,999,937)
Net realized loss on investments		(6,381,004)
Net change in unrealized appreciation of investments		1,371,016
Net decrease in net assets from operations		(9,009,925)
Capital Transactions:
Shareholder subscriptions	6,467.843	8,284,994
Shareholder repurchases	(9,539.192)	(12,155,341)
Total capital transactions	(3,071.349)	(3,870,347)
Balances at June 30, 2014	105,397.900	$137,367,765

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Financial Highlights (Unaudited)

The following information presents per share operating performance data and other supplemental financial data for the six months ended June 30, 2014 and years ended December 31, 2013, 2012, 2011, 2010, and 2009. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

	For the Period Ended June 30, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value per share, beginning of period	$1,385.17	$1,279.97	$1,284.89	$1,287.08	$1,096.29	$1,110.00
Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions(1)	(45.48)	191.79	73.87	72.69	256.41	49.51
Net investment income (loss)(1)	(36.36)	(86.59)	(78.79)	(74.88)	(65.62)	(63.22)
Total net income (loss) from operations	(81.84)	105.20	(4.92)	(2.19)	190.79	(13.71)
Net asset value per share, end of period	$1,303.33	$1,385.17	$1,279.97	$1,284.89	$1,287.08	$1,096.29
Total Return	(5.91)%	8.22%	(0.38)%	(0.17)%	17.40%	(1.24)%
Total Return prior to performance fee	(5.91)%	8.81%	(0.38)%	(0.17)%	17.40%	(1.24)%
Supplemental Data
Net assets at the end of the period	$137,367,765	$150,248,037	$139,752,730	$130,862,737	$125,652,640	$157,116,128
Ratios to average net asset value:
Net expenses prior to performance fee(3)	7.55%	8.10%	8.45%	7.04%	7.18%	6.74%
Performance fee(4)	0.00%	0.55%	0.00%	0.00%	0.00%	0.00%
Net expenses	7.55%	8.65%	8.45%	7.04%	7.18%	6.74%
Net investment income (loss)(3)	(5.68)%	(6.28)%	(5.94)%	(5.74)%	(5.94)%	(5.81)%
Portfolio turnover rate(2,3)	2,306%	2,283%	2,502%	3,258%	3,219%	3,782%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.
(3)	Annualized.
(4)	Not Annualized.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and total return swaps. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and Over The Counter (OTC) derivative counterparties through which the Trust trades.

Per recent Commodity Futures Trading Commission (CFTC) regulations, as of January 1, 2013, the Trust no longer qualifies for a 4.5 exclusion from the requirement to be operated by a registered Commodity Pool Operator (CPO). The CFTC has confirmed that for a registered investment company, the appropriate CPO registrant is the investment adviser, not the board of directors. Pursuant to no-action relief granted by the CFTC and approval from the Trust’s Board of Trustees, Campbell & Company Investment Adviser LLC (the Adviser) delegated CCI to perform all of the duties and responsibilities as the CPO of the Trust. CCI, the Adviser’s parent corporation, was organized in April 1978 in Maryland as a successor to a partnership originally organized in January 1974. CCI’s commodity pool operator registration was effective with the CFTC on September 10, 1982 and its National Futures Association (NFA) membership was effective on July 1, 1982. CCI provides commodity pool operator services similar to those provided to the Trust and also advisory services to numerous other funds and individually managed accounts. The CFTC is an agency of the United States government which regulates most aspects of the commodity futures industry and the NFA is an industry self-regulatory organization.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

The Trust meets the definition of an investment company according to the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. ASU 2013-08 requires that investments are presented on a fair value basis. See 1.G for a discussion of fair value.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions. Operating and escrow cash balances at PNC Bank are shown as Cash on the Statement of Assets and Liabilities.

D.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with FASB Accounting Standards Codification (ASC) 210-20, Balance Sheet – Offsetting. The fair value of futures contracts, as reported by the various futures exchanges, reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Total Return Swap Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when underlying positions are liquidated as well as on monthly swap reset dates. Net unrealized gains and losses on open contracts are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with ASC 210-20. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. The total return swaps are typically reset monthly, but resets may occur more frequently. The Trust

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

receives interest based on the notional amount of short contracts and pays interest based on the notional amount of long contracts in accordance with each swap agreement. Net payments of interest and other fees are recorded as realized gains or losses.

The Trust trades exchanged traded securities in Europe and South Africa using total return swap contracts. The trading in these securities is completed each day prior to the close of business in the United States (U.S.) markets. These underlying securities are valued based on the last reported sales price of the European and South African exchanges. Events may occur subsequent to the valuation of the underlying securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

F.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the U.S. markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

G.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and total return swaps that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. See Note 1. D and 1. E for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the six months ended June 30, 2014, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the trust's investments accounted for at fair value on a recurring basis as of June 30, 2014.

	Fair Value at June 30, 2014
Description	Level 1	Level 2	Level 3	Total
Investments
Investments in securities	$81,186,315	$0	$0	$81,186,315
Securities sold short	(81,134,417)	0	0	(81,134,417)
Other Financial Instruments
Exchange traded futures contracts	2,903,171	0	0	2,903,171
Total return swap contracts	0	0	0	0
Forward currency contracts	0	1,596,432	0	1,596,432
Total	$2,955,069	$1,596,432	$0	$4,551,501

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 11. See Schedule of Investments for additional detail categorization.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

H.	Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2010 through 2013 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

I.	Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2014, the Trust reflects a liability in the Statement of Assets and Liabilities for offering costs payable to the Adviser of $39,287. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2014, the amount of unreimbursed offering costs incurred by the Adviser is $40,498.

J.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Gains and losses resulting from the translation to U.S. dollars are reported in income.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

K.	Recently Issued Accounting Pronouncement

In June 2013, the FASB issued ASU 2013-08. ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company's status as an investment company. The amendments are effective for interim and annual reporting periods beginning after December 15, 2013. As of January 1, 2014, the Trust adopted the provision of ASU 2013-08. The adoption of ASU 2013-08 did not have a material impact on the Trust’s financial statements.

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC. The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of  1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned. The fees are paid from the available cash held at the Trust's bank, brokers or custodian. There were no performance fees earned by the Trust during the six months ended June 30, 2014.

Note 3.	ADMINISTRATOR

SEI Investment Global Services (the Administrator) serves as the Administrator of the Trust. The Administrator receives fees at rates agreed upon between the Trust and the Administrator and is entitled to reimbursement of certain actual out-of-pocket expenses incurred while performing its duties. The Administrator's primary responsibilities are portfolio accounting and fund accounting services.

The Administration Agreement (the Agreement) with SEI is effective until July 31, 2015 and is automatically renewed for successive one year periods unless terminated by the Trust or SEI pursuant to giving of ninety days written notice prior to the last day of the current term. The Agreement may be terminated by the Trust or SEI giving at least thirty days prior notice in writing to the other party if at any time the other party or parties have been first (i) notified in writing that such party shall have materially failed to perform its duties and obligations under the Agreement (“Breach Notice”) and (ii) the party receiving the Breach Notice shall not have remedied the noticed failure within thirty days after receipt of the Breach Notice requiring it to be remedied.

Note 4.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to  1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Note 5.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the six month period ended June 30, 2014.

Note 6.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Newedge USA, LLC (the futures broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with the futures broker. The Trust earns interest income on its assets deposited with the futures broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 7.	DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian's or securities broker's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Note 8.	DEPOSITS WITH OTC DERIVATIVES COUNTERPARTIES

The Trust’s counterparty with regard to its forward currency contract and total return swap contract transactions is UBS AG (UBS). The Trust has entered into an individual International Swap and Derivatives Association, Inc. (ISDA) agreement with UBS which governs these transactions. The credit ratings reported by the three major rating agencies for UBS were considered investment grade as of June 30, 2014.

Margin requirements at UBS are satisfied by the deposit of cash in a control account with State Street. Withdrawals from the control account require UBS authorization. The Trust typically earns interest income on its assets deposited with UBS.

Note 9.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer (“Repurchase Request Deadline”) will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

During the six months ended June 30, 2014, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2014	Repurchase June 30, 2014
Commencement Date	February 14, 2014	May 16, 2014
Percentage of Outstanding Shares Tendered	3.2%	5.4%
Percentage of Outstanding Shares Repurchased	3.2%	5.4%
Amount of Repurchase	$4,346,686	$7,808,655

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 10.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the six months ended June 30, 2014 were $2,183,744,116 and $2,185,183,273, respectively.

The U.S. federal income tax basis of the Trust's investments at June 30, 2014 was as follows:

Investment in securities	$81,186,315
Securities sold short	(81,134,417)
Open forward currency contracts	1,635,809
Open futures contracts	1,321,479
Open total return swap contracts	0

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $1,542,315 (gross unrealized appreciation was $2,962,105 and gross unrealized depreciation was $1,419,790).

Note 11.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and total return swaps (collectively, “derivatives”). The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (“short sale”).

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Specifically, the Trust trades a portfolio of derivatives, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or equity values, as well as metals, energy and agriculture values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative purposes, and all or a substantial amount of the Trust’s assets are subject to the risk of trading loss. Unlike an operating company, the risk market sensitive instruments is integral, not incidental, to the Trust’s main line of business.

The Trust began trading a portfolio of exchange traded equities using total return swap contracts in October 2013. These contracts provide reduced transaction costs and as well as effective beneficial withholding rates on cash flows associated with dividend activity when compared to trading the underlying equities directly. As the Trust does not own the underlying equities, the Trust has no voting rights with regard to underlying shares in the swaps.

Market Risk

Market risks arise from changes in the fair value of the contracts and securities. Market movements result in frequent changes in the fair value of the Trust's open positions and, consequently, in its earnings and cash flow. The Trust's market risk is influenced by a wide variety of factors, including the level and volatility of exchange rates, interest rates, equity price levels, the fair value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades. Theoretically, the Trust is exposed to a market risk equal to the fair value of securities owned as well as the notional contract value of derivative contracts purchased and unlimited liability on securities and derivative contracts sold short. The Trust’s ultimate obligation to purchase a security sold short may exceed the amount recorded in the Statement of Assets and Liabilities. See Note 1. D. and 1. E. for an explanation of how the Trust determines its valuation for derivatives as well as the netting of derivatives and Note 1.F. for an explanation of how the Trust determines its valuation for investment securities.

The Trust adopted the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

The following tables summarize quantitative information required by ASC 815. The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of June 30, 2014 is as follows:

Type of Instrument*	Statement of Assets and Liabilities Location	Asset Derivatives at June 30, 2014 Fair Value	Liability Derivatives at June 30, 2014 Fair Value	Net
Agriculture Futures Contracts	Net unrealized gain on open futures contracts	$1,137,925	$(901,182)	$236,743
Energy Futures Contracts	Net unrealized gain on open futures contracts	43,086	(448,048)	(404,962)
Metals Futures Contracts	Net unrealized gain on open futures contracts	2,115,135	(1,335,847)	779,288
Stock Indices Future Contracts	Net unrealized gain on open futures contracts	1,179,907	(586,413)	593,494
Short-Term Interest Rate Futures Contracts	Net unrealized gain on open futures contracts	69,012	(144,370)	(75,358)
Long-Term Interest Rate Futures Contracts	Net unrealized gain on open futures contracts	1,818,658	(44,692)	1,773,966
Forward Currency Contracts	Net unrealized gain on open forward currency contracts	6,558,085	(4,961,653)	1,596,432
Totals		$12,921,808	$(8,422,205)	$4,499,603

*	Derivatives not designated as hedging instruments under ASC 815.

The trading gains and losses of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the six months ended June 30, 2014 is as follows:

Type of Instrument	Trading Gains/(Losses) for the Six Months Ended June 30, 2014
Total Return Swap Contracts	$554,492
Agriculture Futures Contracts	(46,438)
Energy Futures Contracts	(3,475,079)
Metal Futures Contracts	(2,731,633)
Stock Indices Futures Contracts	(2,631,904)
Short-Term Interest Rate Futures Contracts	(1,792,365)
Long-Term Interest Rate Futures Contracts	6,817,936
Forward Currency Contracts	(2,725,169)
Totals	$(6,030,160)

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Statement of Operations Location	Trading Gains/(Losses) for the Six Months Ended June 30, 2014
Net realized gain (loss) from investments:
Swaps trading, net of trading commissions and fees**	$557,894
Futures trading, net of trading commissions and fees**	(3,151,725)
Forwards trading, net of trading commissions and fees**	(3,502,902)
Net change in unrealized appreciation (depreciation) on investments:
Swaps trading, net	(3,402)
Futures trading, net	(707,758)
Forwards trading, net	777,733
Totals	$(6,030,160)

**	Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees, swap fees and financing and does not include gains and losses on foreign currency cash balances at the futures broker, as appropriate.

For the six months ended June 30, 2014, the monthly average of futures contracts bought and sold was approximately 20,300, the monthly average of notional value of total return swap contracts was approximately $275,600,000 and the monthly average of notional value of forward currency contracts was $1,363,600,000.

Open futures and forward currency contracts generally mature within twelve months; as of June 30, 2014, the latest maturity date for open futures contracts is September 2015 and the latest maturity date for open forward currency contracts is September 2014. However, the Trust intends to close all futures contracts and offset all forward currency contracts prior to maturity. Total return swaps have a termination date of May 2018 although the underlying positions within the swaps are constantly changing and resets are typically done on a monthly basis.

Credit Risk

The Trust trades futures contracts on exchanges that require margin deposits with the futures broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury Bills) deposited with a futures broker are considered commingled with all other customer funds subject to the futures broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

The Trust trades forward currency and total return swap contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with forward currency and total return swap contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has entered into a International Swaps and Derivatives Association Master Agreement (“ISDA Agreement”) with UBS. Under the terms of the ISDA Agreement, upon the designation of an Event of Default, as defined in the ISDA Agreement, the non-defaulting party may set-off any sum or obligation owed by the defaulting party to the non-defaulting party against any sum or obligation owed by the non-defaulting party to the defaulting party. If any sum or obligation is unascertained, the non-defaulting party may in good faith estimate that sum or obligation and set-off in respect to that estimate, accounting to the other party when such sum or obligation is ascertained.

Under the terms of the agreement similar to a master netting agreement with the futures broker, upon occurrence of a default by the Trust, as defined in respective account documents, the futures broker has the right to close out any or all open contracts held in the Trust’s account; sell any or all of the securities held; and borrow or buy any securities, contracts or other property for the Trust’s account. The Trust would be liable for any deficiency in its account resulting from such transactions.

The Trust has entered into a Special Custody Account Agreement (“SCA Agreement”) with Morgan Stanley and State Street Bank. Under this agreement, collateral is pledged by State Street Bank to Morgan Stanley to support the Trust’s short selling of securities with Morgan Stanley. Under the terms of the SCA Agreement, upon the designation of an event of default by the Trust or Insolvency, as defined in the SCA Agreement, of the Trust, and after the transmittal of a Joint Advice, as defined, by Morgan Stanley to the Trust, Morgan Stanley may request collateral pledged to satisfy liabilities owed to Morgan Stanley by the Trust.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of derivatives, securities and its cash management activities. In the event of a financial institution’s insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to financial collateral (including U.S. Treasury Bills and cash collateral) held at clearing brokers and counterparties. Margin reflected in the Collateral tables is limited to the net amount of unrealized loss at each counterparty. Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the Collateral tables.

Offsetting of Derivative Assets As of June 30, 2014
Type of Instrument	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities
Futures contracts	Newedge	$6,363,723	$(3,460,552)	$2,903,171
Forward currency contracts	UBS	6,558,085	(4,961,653)	1,596,432
Total derivatives		$12,921,808	$(8,422,205)	$4,499,603

Derivatives Assets and Collateral Received by Counterparty As of June 30, 2014
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Newedge	$2,903,171	$0	$0	$2,903,171
UBS (forwards)	1,596,432	0	0	1,596,432
Total derivatives	$4,499,603	$0	$0	$4,499,603

Offsetting of Financial Liabilities and Derivative Liabilities As of June 30, 2014
Type of Instrument	Counterparty	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Futures contracts	Newedge	$3,460,552	$(3,460,552)	$0
Forward currency contracts	UBS	4,961,653	(4,961,653)	0
Total derivatives		8,422,205	(8,422,205)	0
Securities borrowing	Morgan Stanley	81,134,417	0	81,134,417
Total		$89,556,622	$(8,422,205)	$81,134,417

The Campbell Multi-Strategy Trust
Notes To Financial Statements
June 30, 2014 (Unaudited)

Financial Liabilities, Derivatives Liabilities and Collateral Received by Counterparty As of June 30, 2014
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Newedge	$0	$0	$0	$0
UBS (forwards)	0	0	0	0
Morgan Stanley	81,134,417	0	81,134,417	0
Total	$81,134,417	$0	$81,134,417	$0

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser’s basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 30%. The Adviser’s attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per “risk unit” of assets under management. In addition, The Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading fixed income instruments by limiting the duration of such instruments and requiring a minimum credit quality of the issuers of those instruments.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which The Adviser believes to be credit worthy. The unitholder bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 12.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 13.	SUBSEQUENT EVENTS

Management of the Trust has evaluated subsequent events through the date the financial statements were filed. There are no subsequent events to disclose or that would require adjustment to or disclosure in the financial statements.

Approval of Investment Advisory Agreement

At the meeting held on June 9, 2014 the Board of Trustees of the Campbell Multi-Strategy Trust (the “Trust), including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Trust and Campbell & Company Investment Adviser LLC (“Campbell”) for an additional year.

In considering whether to continue the Trust’s Investment Advisory Agreement, the Trustees reviewed materials provided by Campbell and Trust Counsel, which included, among other things, performance and fee information for the Trust and other competitive funds, information regarding Campbell’s financial condition and the duties of the Trustees. The Trustees also met with investment management personnel from Campbell and considered information and other materials deemed relevant to the Board’s determination that had been provided at or prior to the meeting and throughout the year. The Trustees considered factors relating to both the selection of Campbell as the Trust’s Investment Adviser and the fees payable to Campbell. In particular, the Trustees considered the nature, extent and quality of services provided by Campbell, the investment performance of the Trust and Campbell, whether economies of scale are relevant to the overall fees, and the cost of the services provided and profits realized by Campbell from its relationship with the Trust.

First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust’s investments in accordance with the stated policies of the Trust. The Trustees considered Campbell’s ability to continue to perform the services required of it by the Trust, including Campbell’s financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement. The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell’s commitment to updating such program on a regular basis.

In addition, the Trustees considered the size, education, background and experience of Campbell’s staff. They also took into consideration Campbell’s quality of service and longevity in the industry. Lastly, the Trustees reviewed Campbell’s ability to attract and retain quality and experienced personnel. In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

The Trustees also reviewed the past investment performance of the Trust and Campbell’s performance with respect to the funds and other clients for which it provides investment advisory services. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.

Approval of Investment Advisory Agreement

The Trustees considered the cost of the services provided by Campbell. As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell. In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust’s assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis.

In reviewing the management fee, the Trustees considered the management fees of the Competitive Funds, but noted the differences between the Trust and the Competitive Funds, the fact that Campbell had previously waived its management fee and had not collected a quarterly performance fee. It was noted, however, because of performance the Trust received a performance fee for the second quarter ending June 30, 2013. The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services. It was noted that while the effect of “economies of scale” is a factor to consider, it was not relevant to the Trust at the current asset level.

The Trustees concluded that, based upon the nature and quality of services provided and the characteristics of the Trust, the management fee and performance fee were reasonable, both on an absolute basis and as compared to those of the Competitive Funds and those charged by Campbell to other funds and clients for which it provides advisory services.

Finally, the Trustees reviewed information related to Campbell’s profitability based upon its relationship with the Trust and related to Campbell’s financial condition. The Trustees considered the level of Campbell’s profits and losses and whether they were reasonable. The Trustees found that the profits and losses realized by Campbell from its relationship with the Trust during the periods it has received a management fee, and a performance fee when appropriate, were reasonable and consistent with its fiduciary duties and would be appropriate during the next term of the agreement. The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

After considering all of these factors, the Board of Trustees, including all of the Independent Trustees, unanimously approved the extension of the Investment Advisory Agreement between the Trust and Campbell for an additional year.

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

See Item 1. Reports to Shareholders, Schedule of Investments begins on page 5 and ends on page 68.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2014 To 1/31/2014	None	None	None	None
2/01/2014 To 2/28/2014	None	None	None	None
3/01/2014 To 3/31/2014	3,547.881	$1,225.15	3,547.881 (1)	None
4/01/2014 To 4/30/2014	None	None	None	None
5/01/2014 To 5/31/2014	None	None	None	None
6/01/2014 To 6/30/2014	5,991.311	$1,303.33	5,991.31 (2)	None
Total	9,539.192		9,539.192

 1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 14, 2014 that expired on March 18, 2014. In connection with this repurchase offer, the Trust offered to repurchase up to 27,829.991 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2014.

2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 16, 2014 that expired on June 17, 2014. In connection with this repurchase offer, the Trust offered to repurchase up to 27,628.308 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2014.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 8, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Andrews
William Andrews, Chief Executive Officer

Date	September 8, 2014

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 8, 2014